UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 002-58043
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 71	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716
Amendment No. 107	☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Soloist®
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan – The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.
Small Employer – An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Two-Year Period – The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee’s Simple IRA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.

For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	1.30% [1]	1.33% [1]
	Investment options (underlying mutual fund fees and expenses)	0.51% [2]	2.11% [2]
[1] As a percentage of Variable Account value. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $1,691.74	Highest Annual Cost Estimate: $2,952.21
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive underlying mutual fund fees and expenses • No CDSC • No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive underlying mutual fund fees and expenses • No CDSC • No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral provided through an Individual Retirement Account or a Qualified Plan also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

RISKS
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix C: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred through the tax deferral provided by the Individual Retirement Account or Qualified Plan, meaning that gains in the contract are not taxable until withdrawn from the Individual Retirement Account or Qualified Plan. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return and a Fixed Account, which offers a fixed rate of return. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, and/or the Fixed Account. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit at no additional charge. If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of (i) Contract Value or (ii) net purchase payments. If the Annuitant dies on or after his or her 75th birthday and before the Annuitization Date, the death benefit will equal the Contract Value.
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.

Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix C: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Enhanced Fixed Account Dollar Cost Averaging
•	Systematic Withdrawals

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. Certain states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") for contracts issued on or after January 1,1993 (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Administrative Expense[3]	$30
Base Contract Expenses[4] (assessed as an annualized percentage of the Daily Net Assets)	1.30%

[1]	As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
[2]	After the first year from the date of any purchase payment, the Contract Owner may withdraw 5% of that purchase payment without a CDSC.
[3]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.
[4]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and/or Administrative Charge, as appropriate. These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.51%	2.11%

Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses;
•	the seven year CDSC schedule;
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (2.11%)	$9,612	$14,987	$20,568	$38,462	*	$10,987	$18,568	$38,462	$3,612	$10,987	$18,568	$38,462
Minimum Annual Underlying Mutual Fund Expenses (0.51%)	$7,932	$ 9,976	$12,271	$22,218	*	$ 5,976	$10,271	$22,218	$1,932	$ 5,976	$10,271	$22,218
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•	A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.
Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.

Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options. If no instruction is received by Nationwide, the Contract Owner will remain invested in the Fixed Account and will receive the Renewal Rate.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Charges and Deductions
Mortality and Expense Risk Charge
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. For contracts issued before January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
For contracts issued on or after January 1, 1993, Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn (5% of purchase payments withdrawn for contracts issued prior to January 1, 1993). As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.

For contracts issued on or after January 1, 1993, the CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:
(a)	for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
(b)	for any amount withdrawn from this contract in order to meet minimum distribution requirements for this contract under the Internal Revenue Code.
For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within eight years of the date of the withdrawal request, or the amount withdrawn. In no event will any CDSC be charged against any amounts held under the contract for at least eight years. Certain partial withdrawals may be requested for which no CDSC will be assessed. For any purchase payments made, the Contract Owner (or Annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously withdrawn free of charge).
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:
•	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));
•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
•	the plan participant attains age 59½ and has participated in the contract for at least five years, as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant has participated in the contract for at least 15 years as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant dies; or
•	the contract is annuitized after two years from the inception of the contract.
For Individual Retirement Accounts, Nationwide will waive the CDSC when:
•	the designated Annuitant dies; or
•	the contract is annuitized after two years from the inception of the contract.
No CDSC applies to transfers between or among the various investment options in the contract.
In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

Contract Maintenance Charge
Each year on the Contract Anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see Appendix A: Underlying Mutual Funds Available Under the Contract). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds Available Under the Contract.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;

•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
The Contract in General
Types of Contracts
Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. All contracts issued on or after January 1, 1993 were issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.
Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the Annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.

Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.

Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.

Benefits Under the Contract
The following tables summarize information about the benefits under the contract.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Standard Death Benefit
For contracts issued on or after May 1, 1998 (or a later date if required by state law):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.

Example:
On June 1, which is before her Annuitization Date, Ms. P passes away after her 75th birthday. To calculate the standard death benefit, on the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.
For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or

(2)	the total of all purchase payments, less any amounts withdrawn.

Example:
On August 1, which is before her Annuitization Date, Ms. R passes away prior to her 75th birthday. To calculate the standard death benefit, on the date of Ms. R’s death, her Contract Value = $24,000. Her total purchase payments = $30,000, and Ms. R has withdrawn $2,000. The death benefit for Ms. R’s contract will equal $28,000.
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
Ownership and Interests in the Contract
Contract Owner
All contract rights are exercised by the Annuitant. Throughout this prospectus, all discussions relating to the rights and capabilities of a Contract Owner under the contracts apply to the Annuitant.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Although not the Contract Owner, the Annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 78 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Annuitant exercising the right of the Contract Owner may request to change the following:

•	Annuitant;
•	Contingent Annuitant;
•	beneficiary; or
•	contingent beneficiary.
The Annuitant must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Annuitant), whether or not the Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited or purchased by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a beneficiary inherits a contract and continues that contract as a beneficial owner. A "purchased beneficially owned contract" is when a beneficiary purchases a new contract using a death benefit or contract value that the beneficiary inherited under a different annuity contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	Withdrawals under beneficially owned contracts are subject to applicable CDSC except when the withdrawals are made from a continued beneficially owned contract that is inherited as death benefit proceeds (as opposed to inherited contract value).
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday

•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Fixed Account and/or Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.

Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Transfer Restrictions).

Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period. Any limit on the amount that can be transferred from the Fixed Account will be communicated to impacted Contract Owners at the end of the Fixed Account interest rate guarantee period. Any such limitations will substantially extend the amount of time it takes to transfer the entire Fixed Account allocation to another investment option.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Normally, Nationwide will not restrict transfers from the Sub-Accounts to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.

Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	underlying mutual fund charges

•	investment performance of the Sub-Accounts
•	interest credited to Fixed Account allocations
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under a Qualified Plan
The contract withdrawal provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Government Money Market Fund - Investor Shares
or to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire as to whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge).
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Death Benefit
Death of Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).

Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
For contracts issued on or after May 1, 1998 (or a later date if required by state law):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less any amounts withdrawn.
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.

Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Qualified Plan, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $500, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000024492NW/index.php?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000024492NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Alternative	abrdn Global Absolute Return Strategies Fund - Institutional Service Class (formerly, Aberdeen Global Absolute Return Strategies Fund: Institutional Service Class) Investment Advisor: abrdn Inc. Investment Sub-Advisor: Aberdeen Asset Managers Limited	0.81%*	-2.36%	2.70%	1.87%
Equity	abrdn U.S. Small Cap Equity Fund - Class A (formerly, Aberdeen U.S. Small Cap Equity Fund: Class A) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: abrdn Inc.	1.35%	30.61%	14.74%	16.47%
Equity	abrdn U.S. Sustainable Leaders Fund - Institutional Service Class (formerly, Aberdeen U.S. Sustainable Leaders Fund: Institutional Service Class) Investment Advisor: abrdn Inc.	0.97%*	25.04%	19.49%	15.34%
Equity	Allspring Common Stock Fund - Class A This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.25%	21.57%	13.55%	13.07%
Equity	Allspring Large Cap Growth Fund - Class A This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.07%*	15.63%	22.08%	16.41%
Equity	Allspring Special Large Cap Value Fund - Administrative Class (formerly, Allspring Classic Value Fund - Administrative Class) Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	0.95%*	23.96%	12.73%	12.77%
Equity	American Century Disciplined Core Value Fund: Investor Class Investment Advisor: American Century Investment Management, Inc.	0.66%	23.70%	14.02%	13.70%
Equity	American Century Growth Fund: Investor Class This underlying mutual fund is only available in contracts for which good order applications were received before August 31, 2011 Investment Advisor: American Century Investment Management, Inc.	0.97%	27.48%	24.46%	18.21%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	American Century International Growth Fund: Investor Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: American Century Investment Management, Inc.	1.18%	8.40%	14.11%	10.03%
Fixed Income	American Century Short-Term Government Fund: Investor Class Investment Advisor: American Century Investment Management, Inc.	0.55%	-0.08%	1.48%	0.81%
Equity	American Century Ultra® Fund: Investor Class Investment Advisor: American Century Investment Management, Inc.	0.97%	23.21%	26.95%	20.16%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II Investment Advisor: American Century Investment Management, Inc.	1.14%*	8.60%	14.16%	9.89%
Equity	BNY Mellon Appreciation Fund, Inc.: Investor Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Fayez Sarofim & Co.	0.88%	27.02%	20.34%	14.34%
Allocation	BNY Mellon Balanced Opportunity Fund: Class Z This underlying mutual fund is only available in contracts for which good order applications were received before August 30, 2011 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC (Equity) & Insight North America LLC (Fixed Income)	0.97%*	14.84%	10.35%	10.26%
Fixed Income	BNY Mellon Core Plus Fund: Class A Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Insight North America LLC	0.70%*	-0.84%	4.58%	4.14%
Equity	BNY Mellon S&P 500 Index Fund Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.50%*	28.07%	17.88%	15.97%
Equity	BNY Mellon Sustainable U.S. Equity Fund, Inc.: Class Z This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	0.75%*	26.65%	18.33%	15.40%
Fixed Income	Delaware High-Yield Opportunities Fund: Institutional Class Investment Advisor: Delaware Management Company, Inc.	0.69%*	5.34%	6.12%	6.19%
Fixed Income	Federated Hermes Corporate Bond Fund: Class F Shares Investment Advisor: Federated Investment Management Company	0.86%*	-0.07%	5.08%	4.79%
Fixed Income	Federated Hermes Opportunistic High Yield Bond Fund: Service Shares Investment Advisor: Federated Investment Management Company	0.98%*	7.81%	6.31%	7.55%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Fidelity Advisor® Balanced Fund: Class M Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.07%	17.59%	14.30%	11.83%
Equity	Fidelity Advisor® Equity Income Fund: Class M Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.14%	21.74%	9.32%	10.85%
Equity	Fidelity Advisor® Growth Opportunities Fund: Class M Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.28%	11.14%	31.95%	22.36%
Fixed Income	Fidelity Advisor® High Income Advantage Fund: Class M This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.99%	11.24%	8.36%	8.28%
Fixed Income	Fidelity Capital & Income Fund This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.68%	11.65%	9.01%	8.63%
Equity	Fidelity Equity-Income Fund Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	24.37%	12.01%	12.50%
Equity	Fidelity Magellan® Fund Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.79%	26.99%	20.61%	17.67%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Fidelity Puritan Fund Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	18.93%	14.62%	12.35%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.67%	4.41%	5.01%	5.61%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	19.38%	14.15%	10.54%
Allocation	Fidelity® Asset Manager 50% Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.62%	9.85%	9.97%	8.59%
Allocation	Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A Investment Advisor: Franklin Mutual Advisers, LLC	1.26%*	19.06%	6.52%	9.11%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014 Investment Advisor: Templeton Investment Counsel, LLC	1.11%*	4.15%	2.71%	4.00%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	15.17%	17.87%	13.95%
Equity	Invesco Discovery Mid Cap Growth Fund: Class A Investment Advisor: Invesco Advisers, Inc.	1.03%	18.86%	22.61%	17.28%
Equity	Invesco Global Fund: Class A This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Invesco Advisers, Inc.	1.03%	15.36%	17.93%	14.00%
Equity	Janus Henderson Forty Fund: Class T This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017 Investment Advisor: Janus Henderson Investors US LLC	0.95%	22.77%	25.03%	20.06%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Janus Henderson Global Research Fund: Class T This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Janus Henderson Investors US LLC	0.97%	17.86%	16.52%	12.77%
Equity	Janus Henderson Research Fund: Class T This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017 Investment Advisor: Janus Henderson Investors US LLC	0.79%	20.27%	21.46%	17.62%
Equity	Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares Investment Advisor: Lazard Asset Management LLC	1.22%	19.58%	10.10%	12.20%
Fixed Income	MFS® Income Fund: Class A Investment Advisor: Massachusetts Financial Services Company	0.73%*	-0.29%	4.61%	4.33%
Equity	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management North America, LLC	0.81%*	30.03%	21.45%	16.96%
Equity	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management North America, LLC	0.50%*	30.28%	21.79%	17.31%
Fixed Income	Nationwide Bond Fund: Institutional Service Class Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.52%*	-0.94%	3.77%	3.45%
Equity	Nationwide Fund: Class A This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 25, 2011 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Wellington Management Company LLP	0.87%*	24.69%	17.44%	15.34%
Equity	Nationwide Fund: Institutional Service Class Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	0.65%*	24.97%	17.71%	15.61%
Money Market	Nationwide Government Money Market Fund: Investor Shares Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc.	0.56%*	0.00%	0.72%	0.36%
Fixed Income	Nationwide Inflation-Protected Securities Fund: Institutional Service Class Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.45%*	4.97%	4.92%
Equity	Nationwide S&P 500 Index Fund: Service Class Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.59%	27.91%	17.80%	15.89%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	1.03%*	10.39%	6.20%	5.64%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.93%*	7.07%
Fixed Income	Neuberger Berman - Short Duration Bond Fund: Investor Class This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.57%*	0.91%	2.04%	1.65%
Equity	Neuberger Berman Genesis Fund: Trust Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.09%	18.05%	15.45%	13.77%
Equity	Neuberger Berman Guardian Fund: Investor Class This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.82%	27.60%	22.28%	17.15%
Equity	Neuberger Berman Large Cap Value Fund: Investor Class This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.79%	28.11%	15.34%	14.62%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Neuberger Berman Sustainable Equity Fund: Trust Class Investment Advisor: Neuberger Berman Investment Advisers LLC	1.02%	23.17%	15.47%	14.22%
Equity	Templeton Foreign Fund: Class A This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Templeton Global Advisors Limited	0.01%*	5.06%	3.19%	5.02%
Allocation	Virtus Tactical Allocation Fund: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Kayne Anderson Rudnick Investment Management, LLC ("KAR") (equity portion) and Newfleet Asset Management, LLC ("Newfleet") (fixed income portion), each an affiliate of VIA.	0.99%*	6.58%	14.91%	10.35%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.

Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
Alabama	• After the initial purchase payment, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 63 or the third Contract Anniversary.
Indiana	• After the initial purchase payment, subsequent purchase payments must be at least $500 and may only be made until the later of the Contract Owner reaching age 62 or the second Contract Anniversary.
Massachusetts	• After the initial purchase payment, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 63 or the third Contract Anniversary.
New Jersey	• Under the Contingent Deferred Sales Charge section of Standard Policy Charges, the amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code is not included in the calculation to determine the amount that may be surrendered without CDSC.
New York	• Under the Frequency and Amount of Annuity Payments section of Annuitizing the Contract, if the net amount to be annuitized is less than $2,000 and if no purchase payment is received three years prior to the Annuitization Date, Nationwide reserves the right to pay this amount in one lump sum instead of periodic annuity payments.
Oregon	• After the initial purchase payment, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 63 or the third Contract Anniversary.
• Loans are not permitted.
• If Nationwide exercises its right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period, the maximum transferable amount from the Fixed Account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period.
Texas	• If the Annuitant does not elect an annuity payment option by the Annuitization Date, a variable payment Single Life with a 10 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization.
Washington	• After the initial purchase payment, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 63 or the third Contract Anniversary.

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.

The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:

(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72 (age 70½ if born prior to July 1, 1949). Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.

c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.

Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000024492NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000024492NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000024492

Soloist®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2022. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the statutory financial statements and financial statement schedules I, III, IV and V of Nationwide Life Insurance Company have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 18, 2022 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are
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not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Annuity Payments
See Annuitizing the Contract located in the prospectus. Annuity payments for contracts that have elected variable annuitization are determined as follows:
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges applicable to the contract.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
4

NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ABERDEEN FUNDS

Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)

Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)

Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)

AMERICAN CENTURY INVESTORS, INC.

American Century Disciplined Core Value Fund - Class A (ACIGA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

DELAWARE FUNDS BY MACQUARIE

Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Equity Income Fund - Class F Shares (FEQIF)

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Balanced Fund - Class M (FAB)

Fidelity Advisor Balanced Fund: Class A (FABA)

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Equity Income Fund - Class M (FAEI)

Fidelity Advisor Equity Income Fund: Class A (FAEIA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor High Income Advantage Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Advisor Overseas Fund: Class A (FAOA)

Fidelity Capital & Income Fund (FCI)

Fidelity Equity-Income Fund (FEI)

3

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Capital Appreciation Fund - Class A (OCAF)

Invesco Global Fund - Class A (OGF)

Invesco Global Strategic Income Fund - Class A (OSI)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS) (1)

Invesco Equity and Income Fund: Class A (VKEIA)

Invesco Growth and Income Fund: Class A (VKGIA)

IVY INVESTMENTS

Delaware Ivy Small Cap Growth Fund - Class A (WRSCGA) (1)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

4

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Fund - Institutional Service Class (NBF)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 (NGF) (1)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A (NGFA) (1)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Guardian Fund - Investor Class (NBGF)

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)

Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)

Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)

Neuberger Berman Large Cap Value Fund - Investor Class (PF)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

WELLS FARGO FUNDS

Allspring Common Stock Fund - Class A (SACSA) (1)

Allspring Growth Fund - Class A (SGRA) (1)

Allspring Classic Value Fund - Administrative Class (WFAIVD) (1)

Allspring Enterprise Fund - Class A (WFENAD) (1)

Allspring Large Cap Core Fund - Class A (WFLCCA) (1)

Allspring Large Cap Growth Fund - Class A (WFLGA) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 17, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)

5

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from February 10, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

6

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ADGFIS	38,298	$387,052	$387,192	$-	$387,192	$8	$387,184	$387,184	$-	$387,184
ADUES	112,108	1,494,124	1,650,235	-	1,650,235	15	1,650,220	1,650,220	-	1,650,220
PRSCA	43,785	1,439,578	1,757,076	53	1,757,129	-	1,757,129	1,757,129	-	1,757,129
ACIGA	50,026	1,755,348	1,783,913	-	1,783,913	17	1,783,896	1,783,896	-	1,783,896
ACVI2	102,947	1,119,264	1,526,698	-	1,526,698	20	1,526,678	1,526,678	-	1,526,678
BSTG	93,031	891,358	900,542	-	900,542	19	900,523	900,523	-	900,523
IGF	110,649	3,998,454	3,955,710	-	3,955,710	27	3,955,683	3,955,683	-	3,955,683
TCG	148,988	4,907,433	8,040,899	414	8,041,313	-	8,041,313	8,035,343	5,970	8,041,313
TCIGA	4,035	49,939	60,046	-	60,046	17	60,029	60,029	-	60,029
TCIGR	24,737	295,834	365,368	-	365,368	18	365,350	365,350	-	365,350
TCUL	134,962	5,985,310	11,822,700	-	11,822,700	12	11,822,688	11,822,688	-	11,822,688
DAF	74,424	2,562,019	3,579,046	-	3,579,046	69	3,578,977	3,578,977	-	3,578,977
DMICPA	109,693	1,124,352	1,179,202	-	1,179,202	4	1,179,198	1,179,198	-	1,179,198
DPBOZ	24,607	538,662	612,721	-	612,721	22	612,699	612,699	-	612,699
DROSC	1,748	56,956	61,029	25	61,054	-	61,054	61,054	-	61,054
DSPI	293,948	15,039,239	17,601,633	-	17,601,633	36	17,601,597	17,601,597	-	17,601,597
DTC	22,345	275,340	443,093	-	443,093	8	443,085	443,085	-	443,085
DWHYOI	198,719	749,876	771,029	-	771,029	18	771,011	771,011	-	771,011
FBDF	161,173	1,526,094	1,581,105	-	1,581,105	36	1,581,069	1,581,069	-	1,581,069
FEQIF	556	13,192	13,382	-	13,382	1	13,381	13,381	-	13,381
FHYT	238,809	1,600,721	1,688,376	-	1,688,376	35	1,688,341	1,688,341	-	1,688,341
FIIF	26,601	247,129	249,788	-	249,788	11	249,777	249,777	-	249,777
FAB	46,156	1,041,617	1,340,374	-	1,340,374	-	1,340,374	1,340,374	-	1,340,374
FABA	7,087	137,047	202,761	-	202,761	41	202,720	202,720	-	202,720
FAEGA	92,679	1,055,253	1,597,781	-	1,597,781	20	1,597,761	1,597,761	-	1,597,761
FAEI	41,958	1,273,667	1,370,759	-	1,370,759	11	1,370,748	1,370,748	-	1,370,748
FAEIA	46,542	1,389,763	1,471,663	-	1,471,663	69	1,471,594	1,471,594	-	1,471,594
FAGO	44,840	3,962,377	6,351,622	-	6,351,622	42	6,351,580	6,351,580	-	6,351,580
FAGOA	11,962	1,315,530	1,716,955	44	1,716,999	-	1,716,999	1,716,999	-	1,716,999
FAHY	41,003	441,160	522,783	5	522,788	-	522,788	522,788	-	522,788
FAM	54,142	971,746	1,204,112	-	1,204,112	7	1,204,105	1,204,105	-	1,204,105
FAOA	34	619	1,160	-	1,160	6	1,154	1,154	-	1,154
FCI	19,824	192,996	222,231	55	222,286	-	222,286	222,286	-	222,286
FEI	80,669	4,627,424	5,666,215	25	5,666,240	-	5,666,240	5,666,240	-	5,666,240
FHIP	229	1,216	1,204	-	1,204	29	1,175	1,175	-	1,175
FMG	606,191	5,985,737	9,317,154	20	9,317,174	-	9,317,174	9,317,174	-	9,317,174
FO2	77,288	1,637,277	2,236,702	-	2,236,702	12	2,236,690	2,236,690	-	2,236,690

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FPR	287,844	6,499,579	7,829,367	-	7,829,367	13	7,829,354	7,829,354	-	7,829,354
FRBSI	38,071	1,351,153	1,360,648	24	1,360,672	-	1,360,672	1,360,672	-	1,360,672
FSCG	35,420	1,304,399	1,573,730	-	1,573,730	4	1,573,726	1,573,726	-	1,573,726
TFF	74,956	456,030	539,686	-	539,686	49	539,637	539,637	-	539,637
TIF2	92,330	1,281,806	1,254,766	-	1,254,766	45	1,254,721	1,254,721	-	1,254,721
TMSF	125,617	3,288,038	3,360,258	-	3,360,258	24	3,360,234	3,359,199	1,035	3,360,234
AREA	26,866	556,713	646,928	-	646,928	21	646,907	645,691	1,216	646,907
ASCGI	12,833	530,928	514,331	-	514,331	4	514,327	514,327	-	514,327
OCAF	22,194	1,316,551	1,541,627	-	1,541,627	86	1,541,541	1,541,541	-	1,541,541
ODMCGA	211,912	4,878,579	6,406,089	-	6,406,089	20	6,406,069	6,406,069	-	6,406,069
OGF	31,171	2,177,513	3,875,231	-	3,875,231	74	3,875,157	3,875,157	-	3,875,157
OSI	111,629	434,399	399,631	-	399,631	27	399,604	399,604	-	399,604
OVGSS	113,242	4,597,707	6,361,910	80	6,361,990	-	6,361,990	6,355,161	6,829	6,361,990
VKEIA	3,468	38,517	39,331	-	39,331	12	39,319	39,319	-	39,319
VKGIA	50,408	1,272,804	1,231,469	61	1,231,530	-	1,231,530	1,228,620	2,910	1,231,530
WRSCGA	25,932	446,689	407,126	6	407,132	-	407,132	407,132	-	407,132
JAFRT	428,727	14,682,073	22,521,025	-	22,521,025	52	22,520,973	22,520,973	-	22,520,973
JBS	35,955	1,280,038	1,647,101	-	1,647,101	5	1,647,096	1,647,096	-	1,647,096
JMERC	82,702	3,887,828	5,622,931	-	5,622,931	27	5,622,904	5,622,904	-	5,622,904
JOS	1,531	52,797	67,563	-	67,563	12	67,551	67,551	-	67,551
JWF	17,864	999,443	1,830,925	-	1,830,925	19	1,830,906	1,830,906	-	1,830,906
JWS	2,559	196,058	267,188	-	267,188	2	267,186	267,186	-	267,186
LSC	182,323	2,273,675	2,472,294	-	2,472,294	22	2,472,272	2,472,272	-	2,472,272
MSI	171,433	1,174,301	1,193,176	-	1,193,176	4	1,193,172	1,193,172	-	1,193,172
GVDMA	246,526	3,185,833	3,623,933	-	3,623,933	18	3,623,915	3,623,915	-	3,623,915
GVDMC	69,900	758,357	830,409	-	830,409	15	830,394	830,394	-	830,394
GVIDA	127,388	1,628,765	1,886,622	-	1,886,622	4	1,886,618	1,886,618	-	1,886,618
GVIDC	61,779	619,974	663,508	-	663,508	5	663,503	663,503	-	663,503
GVIDM	277,396	3,380,302	3,644,984	-	3,644,984	35	3,644,949	3,644,949	-	3,644,949
IDAS	129,454	1,271,671	1,364,450	-	1,364,450	31	1,364,419	1,364,419	-	1,364,419
IDCS	42,230	436,874	458,192	1	458,193	-	458,193	458,193	-	458,193
IDMAS	324,024	3,257,080	3,454,094	-	3,454,094	55	3,454,039	3,454,039	-	3,454,039
IDMCS	42,202	423,287	459,158	-	459,158	17	459,141	459,141	-	459,141
IDMS	296,631	2,930,234	3,079,034	11	3,079,045	-	3,079,045	3,079,045	-	3,079,045
MMF	4,234,911	4,234,911	4,234,911	-	4,234,911	4	4,234,907	4,234,907	-	4,234,907
MMFR	1,492,576	1,492,576	1,492,576	-	1,492,576	12	1,492,564	1,492,191	373	1,492,564
NBF	138,264	1,376,284	1,357,752	-	1,357,752	38	1,357,714	1,357,714	-	1,357,714

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NBIXA	25,008	294,337	280,340	-	280,340	12	280,328	280,328	-	280,328
NF	122,962	2,687,545	3,666,728	-	3,666,728	315	3,666,413	3,666,413	-	3,666,413
NFA	33,920	690,094	1,039,654	59	1,039,713	-	1,039,713	1,032,722	6,991	1,039,713
NGF	21,643	218,825	316,201	-	316,201	107	316,094	316,094	-	316,094
NGFA	68,675	652,595	914,069	37	914,106	-	914,106	914,106	-	914,106
NIIXA	556	3,665	5,005	-	5,005	3	5,002	5,002	-	5,002
NIPSIS	135,177	1,346,735	1,481,542	-	1,481,542	44	1,481,498	1,481,498	-	1,481,498
NIXR	259,918	4,052,823	5,892,330	-	5,892,330	43	5,892,287	5,892,287	-	5,892,287
NJMMA2	499	5,159	5,034	-	5,034	2	5,032	5,032	-	5,032
NMCIXA	59,437	986,167	1,093,041	-	1,093,041	25	1,093,016	1,093,016	-	1,093,016
NSCIXA	53,261	628,173	658,837	13	658,850	-	658,850	657,264	1,586	658,850
NVMIG6	61,823	693,489	708,497	-	708,497	13	708,484	708,484	-	708,484
NVTIV3	22,567	247,196	261,782	-	261,782	37	261,745	261,745	-	261,745
NBGF	74,836	1,357,398	2,019,068	-	2,019,068	50	2,019,018	2,019,018	-	2,019,018
NBGST	95,958	5,495,951	7,155,562	-	7,155,562	55	7,155,507	7,146,686	8,821	7,155,507
NBGT	7,850	143,413	211,309	11	211,320	-	211,320	211,320	-	211,320
NBPT	6,589	292,151	292,400	4	292,404	-	292,404	292,404	-	292,404
NBSRT	21,324	924,020	1,007,781	-	1,007,781	63	1,007,718	1,007,718	-	1,007,718
NLMB	29,591	232,563	226,962	-	226,962	14	226,948	226,948	-	226,948
PF	66,977	1,996,327	2,968,438	28	2,968,466	-	2,968,466	2,968,466	-	2,968,466
PMTRA	106,042	1,112,787	1,089,049	51	1,089,100	-	1,089,100	1,089,100	-	1,089,100
PUGOA	2,215	71,422	129,796	-	129,796	3	129,793	129,793	-	129,793
PUIGA	261	5,977	6,621	-	6,621	3	6,618	6,618	-	6,618
VRTAA	53,216	533,148	696,072	-	696,072	10	696,062	696,062	-	696,062
SACSA	89,405	1,829,962	1,957,074	-	1,957,074	20	1,957,054	1,957,054	-	1,957,054
SGRA	24,951	846,747	921,189	-	921,189	36	921,153	921,153	-	921,153
WFAIVD	47,141	616,217	658,095	-	658,095	17	658,078	658,078	-	658,078
WFENAD	3,484	197,562	219,562	-	219,562	7	219,555	219,555	-	219,555
WFLCCA	5,795	99,747	103,797	-	103,797	1	103,796	103,796	-	103,796
WFLGA	59,914	2,627,891	2,919,620	-	2,919,620	19	2,919,601	2,919,601	-	2,919,601

Total (unaudited)			$231,673,668	$1,027	$231,674,695	$2,285	$231,672,410	$231,636,679	$35,731	$231,672,410

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ADGFIS	ADUES	PRSCA	ACIGA	ACVI2	BSTG	IGF
Reinvested dividends	$1,471,001	439	-	-	13,560	224	3,421	40,035
Mortality and expense risk charges (note 2)	(2,935,039)	(5,099)	(21,175)	(23,174)	(20,003)	(19,657)	(11,549)	(49,712)

Net investment income (loss)	(1,464,038)	(4,660)	(21,175)	(23,174)	(6,443)	(19,433)	(8,128)	(9,677)

Realized gain (loss) on investments	9,651,638	579	67,541	130,636	54,111	18,214	1,723	46,490
Change in unrealized gain (loss) on investments	8,248,837	(24,197)	(82,536)	(36,755)	(100,111)	62,484	(11,805)	(125,763)

Net gain (loss) on investments	17,900,475	(23,618)	(14,995)	93,881	(46,000)	80,698	(10,082)	(79,273)

Reinvested capital gains	19,049,826	13,953	376,653	371,193	374,373	42,192	5,984	831,058

Net increase (decrease) in contract owners’ equity resulting from operations	$35,486,263	(14,325)	340,483	441,900	321,930	103,457	(12,226)	742,108

Investment Activity*:	TCG	TCIGA	TCIGR	TCUL	DAF	DMICPA	DPBOZ	DROSC
Reinvested dividends	$-	233	2,299	-	11,491	26,359	2,356	-
Mortality and expense risk charges (note 2)	(101,072)	(763)	(4,828)	(149,256)	(42,003)	(15,990)	(7,663)	(854)

Net investment income (loss)	(101,072)	(530)	(2,529)	(149,256)	(30,512)	10,369	(5,307)	(854)

Realized gain (loss) on investments	484,868	203	4,187	1,102,781	24,500	19,145	11,072	(98)
Change in unrealized gain (loss) on investments	625,758	(1,857)	(13,292)	543,359	623,912	(67,788)	400	3,297

Net gain (loss) on investments	1,110,626	(1,654)	(9,105)	1,646,140	648,412	(48,643)	11,472	3,199

Reinvested capital gains	742,332	6,013	36,743	772,546	124,337	10,768	66,489	5,417

Net increase (decrease) in contract owners’ equity resulting from operations	$1,751,886	3,829	25,109	2,269,430	742,237	(27,506)	72,654	7,762

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DSPI	DTC	DWHYOI	FBDF	FEQIF	FHYT	FIIF	FAB
Reinvested dividends	$152,553	2,325	37,074	50,616	84	71,749	4,365	2,764
Mortality and expense risk charges (note 2)	(211,418)	(5,513)	(9,856)	(21,172)	(152)	(22,424)	(3,259)	(15,822)

Net investment income (loss)	(58,865)	(3,188)	27,218	29,444	(68)	49,325	1,106	(13,058)

Realized gain (loss) on investments	439,517	22,859	(2,614)	17,318	7	13,383	4	32,185
Change in unrealized gain (loss) on investments	1,517,509	59,294	4,676	(71,427)	433	40,086	(10,737)	80,892

Net gain (loss) on investments	1,957,026	82,153	2,062	(54,109)	440	53,469	(10,733)	113,077

Reinvested capital gains	1,869,369	15,489	196	-	1,782	3,707	2,574	79,795

Net increase (decrease) in contract owners’ equity resulting from operations	$3,767,530	94,454	29,476	(24,665)	2,154	106,501	(7,053)	179,814

Investment Activity*:	FABA	FAEGA	FAEI	FAEIA	FAGO	FAGOA	FAHY	FAM
Reinvested dividends	$968	-	20,237	25,891	-	-	15,675	18,371
Mortality and expense risk charges (note 2)	(2,288)	(18,272)	(17,970)	(18,299)	(93,913)	(21,303)	(6,856)	(16,141)

Net investment income (loss)	(1,320)	(18,272)	2,267	7,592	(93,913)	(21,303)	8,819	2,230

Realized gain (loss) on investments	2,855	85,933	23,955	7,470	1,088,545	243,592	20,507	41,756
Change in unrealized gain (loss) on investments	15,172	36,030	118,962	118,888	(924,385)	(232,801)	9,729	38,162

Net gain (loss) on investments	18,027	121,963	142,917	126,358	164,160	10,791	30,236	79,918

Reinvested capital gains	12,376	182,239	111,492	123,403	579,065	158,378	10,578	16,460

Net increase (decrease) in contract owners’ equity resulting from operations	$29,083	285,930	256,676	257,353	649,312	147,866	49,633	98,608

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FAOA	FCI	FEI	FHIP	FMG	FO2	FPR	FRBSI
Reinvested dividends	$-	7,585	85,263	68	-	6,935	75,161	14,926
Mortality and expense risk charges (note 2)	(11)	(2,924)	(72,590)	(18)	(112,208)	(27,395)	(102,064)	(16,675)

Net investment income (loss)	(11)	4,661	12,673	50	(112,208)	(20,460)	(26,903)	(1,749)

Realized gain (loss) on investments	5	5,850	355,479	(51)	399,228	111,096	353,706	(32,670)
Change in unrealized gain (loss) on investments	157	4,363	309,714	48	1,021,226	93,761	65,184	167,956

Net gain (loss) on investments	162	10,213	665,193	(3)	1,420,454	204,857	418,890	135,286

Reinvested capital gains	24	6,849	447,854	-	642,314	158,097	860,108	150,533

Net increase (decrease) in contract owners’ equity resulting from operations	$175	21,723	1,125,720	47	1,950,560	342,494	1,252,095	284,070

Investment Activity*:	FSCG	TFF	TIF2	TMSF	AREA	ASCGI	OCAF	ODMCGA
Reinvested dividends	$-	21,393	25,140	98,958	5,331	-	-	-
Mortality and expense risk charges (note 2)	(20,802)	(7,551)	(17,482)	(41,674)	(7,048)	(6,927)	(17,899)	(79,050)

Net investment income (loss)	(20,802)	13,842	7,658	57,284	(1,717)	(6,927)	(17,899)	(79,050)

Realized gain (loss) on investments	70,583	30,624	(34,926)	67,563	(1,338)	45,459	29,269	233,277
Change in unrealized gain (loss) on investments	(125,154)	(20,917)	62,790	144,486	156,968	(136,984)	(79,894)	(187,694)

Net gain (loss) on investments	(54,571)	9,707	27,864	212,049	155,630	(91,525)	(50,625)	45,583

Reinvested capital gains	212,558	-	-	243,451	29,392	132,193	339,285	1,016,378

Net increase (decrease) in contract owners’ equity resulting from operations	$137,185	23,549	35,522	512,784	183,305	33,741	270,761	982,911

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OGF	OSI	OVGSS	VKEIA	VKGIA	WRSCGA	JAFRT	JBS
Reinvested dividends	$-	5,028	-	588	11,512	3,562	-	7,387
Mortality and expense risk charges (note 2)	(49,746)	(5,013)	(80,247)	(631)	(14,038)	(5,503)	(292,746)	(17,365)

Net investment income (loss)	(49,746)	15	(80,247)	(43)	(2,526)	(1,941)	(292,746)	(9,978)

Realized gain (loss) on investments	399,218	(3,307)	151,165	3,220	12,848	8,165	1,414,298	96,876
Change in unrealized gain (loss) on investments	(101,190)	(15,030)	386,302	(761)	27,721	(101,610)	1,109,103	64,901

Net gain (loss) on investments	298,028	(18,337)	537,467	2,459	40,569	(93,445)	2,523,401	161,777

Reinvested capital gains	259,639	-	323,258	4,308	201,604	108,298	2,041,737	58,252

Net increase (decrease) in contract owners’ equity resulting from operations	$507,921	(18,322)	780,478	6,724	239,647	12,912	4,272,392	210,051

Investment Activity*:	JMERC	JOS	JWF	JWS	LSC	MSI	GVDMA	GVDMC
Reinvested dividends	$-	464	6,905	-	158	25,168	5,371	1,817
Mortality and expense risk charges (note 2)	(69,337)	(713)	(23,928)	(4,511)	(32,934)	(14,754)	(45,705)	(11,459)

Net investment income (loss)	(69,337)	(249)	(17,023)	(4,511)	(32,776)	10,414	(40,334)	(9,642)

Realized gain (loss) on investments	180,209	342	173,932	91,536	46,295	16,211	20,140	7,217
Change in unrealized gain (loss) on investments	162,268	5,690	(62,625)	(58,534)	53,494	(57,448)	366,583	41,128

Net gain (loss) on investments	342,477	6,032	111,307	33,002	99,789	(41,237)	386,723	48,345

Reinvested capital gains	644,830	-	182,275	26,962	349,775	12,057	51,904	7,438

Net increase (decrease) in contract owners’ equity resulting from operations	$917,970	5,783	276,559	55,453	416,788	(18,766)	398,293	46,141

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDA	GVIDC	GVIDM	IDAS	IDCS	IDMAS	IDMCS	IDMS
Reinvested dividends	$2,276	1,451	6,744	48,843	10,153	120,364	11,960	94,286
Mortality and expense risk charges (note 2)	(22,594)	(8,330)	(46,598)	(17,014)	(5,867)	(42,422)	(5,590)	(40,123)

Net investment income (loss)	(20,318)	(6,879)	(39,854)	31,829	4,286	77,942	6,370	54,163

Realized gain (loss) on investments	6,015	1,175	(18,368)	(1,113)	5,479	4,446	1,614	15,058
Change in unrealized gain (loss) on investments	205,140	10,896	322,293	118,158	(1,441)	246,170	16,880	156,115

Net gain (loss) on investments	211,155	12,071	303,925	117,045	4,038	250,616	18,494	171,173

Reinvested capital gains	29,346	3,898	40,324	36,215	3,185	69,739	1,726	63,381

Net increase (decrease) in contract owners’ equity resulting from operations	$220,183	9,090	304,395	185,089	11,509	398,297	26,590	288,717

Investment Activity*:	MMF	MMFR	NBF	NBIXA	NF	NFA	NGF	NGFA
Reinvested dividends	$-	-	27,741	4,812	17,271	2,994	2,073	3,841
Mortality and expense risk charges (note 2)	(58,565)	(21,477)	(18,211)	(3,973)	(44,222)	(12,436)	(3,769)	(10,440)

Net investment income (loss)	(58,565)	(21,477)	9,530	839	(26,951)	(9,442)	(1,696)	(6,599)

Realized gain (loss) on investments	-	-	4,977	15,676	122,073	35,204	9,720	8,488
Change in unrealized gain (loss) on investments	-	-	(57,745)	(33,721)	162,405	50,982	46,416	139,353

Net gain (loss) on investments	-	-	(52,768)	(18,045)	284,478	86,186	56,136	147,841

Reinvested capital gains	208	75	11,447	4,200	448,803	124,348	20,539	64,593

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,357)	(21,402)	(31,791)	(13,006)	706,330	201,092	74,979	205,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NIIXA	NIPSIS	NIXR	NJMMA2	NMCIXA	NSCIXA	NVMIG6	NVTIV3
Reinvested dividends	$179	62,974	40,361	107	6,823	2,523	1,633	6,799
Mortality and expense risk charges (note 2)	(51)	(18,873)	(71,726)	(37)	(12,755)	(8,413)	(10,729)	(3,728)

Net investment income (loss)	128	44,101	(31,365)	70	(5,932)	(5,890)	(9,096)	3,071

Realized gain (loss) on investments	20	18,219	314,214	293	6,414	(3,834)	33,546	4,180
Change in unrealized gain (loss) on investments	285	(26,868)	769,521	(370)	86,192	27,408	(62,368)	16,097

Net gain (loss) on investments	305	(8,649)	1,083,735	(77)	92,606	23,574	(28,822)	20,277

Reinvested capital gains	-	16,530	234,540	168	115,020	39,354	24,517	-

Net increase (decrease) in contract owners’ equity resulting from operations	$433	51,982	1,286,910	161	201,694	57,038	(13,401)	23,348

Investment Activity*:	NBGF	NBGST	NBGT	NBPT	NBSRT	NLMB	PF	PMTRA
Reinvested dividends	$1,807	-	44	2,925	2,420	6,932	35,355	23,755
Mortality and expense risk charges (note 2)	(24,766)	(90,161)	(2,364)	(1,299)	(15,411)	(3,042)	(38,264)	(15,245)

Net investment income (loss)	(22,959)	(90,161)	(2,320)	1,626	(12,991)	3,890	(2,909)	8,510

Realized gain (loss) on investments	57,829	289,726	5,438	21,744	195,336	(364)	79,831	(5,912)
Change in unrealized gain (loss) on investments	203,645	166,249	22,286	(18,099)	(59,018)	(4,330)	469,871	(33,804)

Net gain (loss) on investments	261,474	455,975	27,724	3,645	136,318	(4,694)	549,702	(39,716)

Reinvested capital gains	196,808	703,550	20,600	10,556	89,805	-	107,745	-

Net increase (decrease) in contract owners’ equity resulting from operations	$435,323	1,069,364	46,004	15,827	213,132	(804)	654,538	(31,206)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PUGOA	PUIGA	VRTAA	SACSA	SGRA	WFAIVD	WFENAD	WFLCCA
Reinvested dividends	$-	94	3,996	-	-	5,400	-	256
Mortality and expense risk charges (note 2)	(1,471)	(93)	(10,082)	(24,028)	(11,122)	(8,262)	(3,117)	(1,292)

Net investment income (loss)	(1,471)	1	(6,086)	(24,028)	(11,122)	(2,862)	(3,117)	(1,036)

Realized gain (loss) on investments	2,455	24	69,820	29,991	18,416	9,189	2,403	936
Change in unrealized gain (loss) on investments	10,824	(305)	(68,360)	18,319	(129,187)	13,842	(28,791)	14,209

Net gain (loss) on investments	13,279	(281)	1,460	48,310	(110,771)	23,031	(26,388)	15,145

Reinvested capital gains	10,782	727	45,042	316,585	180,026	105,807	33,223	12,311

Net increase (decrease) in contract owners’ equity resulting from operations	$22,590	447	40,416	340,867	58,133	125,976	3,718	26,420

Investment Activity*:	WFLGA
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(38,673)

Net investment income (loss)	(38,673)

Realized gain (loss) on investments	36,537
Change in unrealized gain (loss) on investments	(11,903)

Net gain (loss) on investments	24,634

Reinvested capital gains	405,776

Net increase (decrease) in contract owners’ equity resulting from operations	$391,737

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ADGFIS		ADUES		PRSCA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,464,038)	(676,956)	(4,660)	(4,565)	(21,175)	(20,193)	(23,174)	(17,507)
Realized gain (loss) on investments	9,651,638	3,259,051	579	78	67,541	111,060	130,636	51,782
Change in unrealized gain (loss) on investments	8,248,837	25,589,953	(24,197)	25,022	(82,536)	82,173	(36,755)	199,731
Reinvested capital gains	19,049,826	8,945,067	13,953	-	376,653	185,959	371,193	97,060

Net increase (decrease) in contract owners’ equity resulting from operations	35,486,263	37,117,115	(14,325)	20,535	340,483	358,999	441,900	331,066

Equity transactions:
Purchase payments received from contract owners (note 4)	5,833,959	6,156,157	20,308	13,678	34,624	40,499	31,102	36,577
Transfers between funds	-	-	3,218	(302)	(57,665)	4,013	13,405	(139,236)
Redemptions (notes 2, 3, and 4)	(25,246,947)	(19,249,119)	(10,129)	(70,275)	(194,323)	(347,719)	(321,377)	(26,182)
Adjustments to maintain reserves	(872)	7,838	(3)	7	(19)	19	89	(37)

Net equity transactions	(19,413,860)	(13,085,124)	13,394	(56,892)	(217,383)	(303,188)	(276,781)	(128,878)

Net change in contract owners’ equity	16,072,403	24,031,991	(931)	(36,357)	123,100	55,811	165,119	202,188
Contract owners’ equity at beginning of period	215,600,007	191,568,016	388,115	424,472	1,527,120	1,471,309	1,592,010	1,389,822

Contract owners’ equity at end of period	$231,672,410	215,600,007	387,184	388,115	1,650,220	1,527,120	1,757,129	1,592,010

CHANGE IN UNITS:
Beginning units	6,980,826	7,072,597	31,525	36,198	48,017	57,439	24,320	26,748
Units purchased	643,850	1,110,494	2,979	2,017	1,820	2,244	820	1,246
Units redeemed	(1,165,736)	(1,202,265)	(1,867)	(6,690)	(7,796)	(11,666)	(4,144)	(3,674)

Ending units	6,458,940	6,980,826	32,637	31,525	42,041	48,017	20,996	24,320

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACIGA		ACVI2		BSTG		IGF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,443)	6,306	(19,433)	(10,542)	(8,128)	(5,612)	(9,677)	18,677
Realized gain (loss) on investments	54,111	21,538	18,214	1,367	1,723	(17)	46,490	65,878
Change in unrealized gain (loss) on investments	(100,111)	(75,129)	62,484	258,601	(11,805)	26,304	(125,763)	(200,337)
Reinvested capital gains	374,373	185,623	42,192	16,653	5,984	-	831,058	417,495

Net increase (decrease) in contract owners’ equity resulting from operations	321,930	138,338	103,457	266,079	(12,226)	20,675	742,108	301,713

Equity transactions:
Purchase payments received from contract owners (note 4)	9,127	8,163	55,589	44,828	19,156	22,063	104,725	87,712
Transfers between funds	73,624	9,762	(1,030)	(13,134)	(26,897)	26,474	104,144	(25,310)
Redemptions (notes 2, 3, and 4)	(116,750)	(40,428)	(22,700)	(46,588)	(62,888)	(108,104)	(362,115)	(359,141)
Adjustments to maintain reserves	(11)	26	3	14	3	55	(42)	41

Net equity transactions	(34,010)	(22,477)	31,862	(14,880)	(70,626)	(59,512)	(153,288)	(296,698)

Net change in contract owners’ equity	287,920	115,861	135,319	251,199	(82,852)	(38,837)	588,820	5,015
Contract owners’ equity at beginning of period	1,495,976	1,380,115	1,391,359	1,140,160	983,375	1,022,212	3,366,863	3,361,848

Contract owners’ equity at end of period	$1,783,896	1,495,976	1,526,678	1,391,359	900,523	983,375	3,955,683	3,366,863

CHANGE IN UNITS:
Beginning units	64,070	65,158	95,299	96,842	52,758	56,103	68,880	75,949
Units purchased	3,552	1,486	6,358	4,720	1,839	6,639	3,859	3,991
Units redeemed	(4,957)	(2,574)	(4,110)	(6,263)	(7,095)	(9,984)	(6,458)	(11,060)

Ending units	62,665	64,070	97,547	95,299	47,502	52,758	66,281	68,880

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TCG		TCIGA		TCIGR		TCUL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(101,072)	(74,084)	(530)	(619)	(2,529)	(4,016)	(149,256)	(117,630)
Realized gain (loss) on investments	484,868	287,433	203	102	4,187	3,687	1,102,781	1,273,950
Change in unrealized gain (loss) on investments	625,758	1,305,908	(1,857)	8,343	(13,292)	57,804	543,359	2,302,274
Reinvested capital gains	742,332	386,862	6,013	2,402	36,743	15,286	772,546	298,223

Net increase (decrease) in contract owners’ equity resulting from operations	1,751,886	1,906,119	3,829	10,228	25,109	72,761	2,269,430	3,756,817

Equity transactions:
Purchase payments received from contract owners (note 4)	53,507	52,076	-	-	-	-	162,215	148,515
Transfers between funds	(39,530)	(68,246)	-	-	(2,533)	-	(134,019)	(245,066)
Redemptions (notes 2, 3, and 4)	(1,079,249)	(768,391)	(353)	(4,414)	(15,095)	(24,945)	(1,477,648)	(1,461,464)
Adjustments to maintain reserves	642	(366)	(2)	12	(40)	17	(10)	20

Net equity transactions	(1,064,630)	(784,927)	(355)	(4,402)	(17,668)	(24,928)	(1,449,462)	(1,557,995)

Net change in contract owners’ equity	687,256	1,121,192	3,474	5,826	7,441	47,833	819,968	2,198,822
Contract owners’ equity at beginning of period	7,354,057	6,232,865	56,555	50,729	357,909	310,076	11,002,720	8,803,898

Contract owners’ equity at end of period	$8,041,313	7,354,057	60,029	56,555	365,350	357,909	11,822,688	11,002,720

CHANGE IN UNITS:
Beginning units	52,292	76,342	3,543	3,941	7,395	7,942	153,239	188,556
Units purchased	1,199	1,266	-	-	-	-	3,608	6,393
Units redeemed	(4,502)	(25,316)	(21)	(398)	(340)	(547)	(23,001)	(41,710)

Ending units	48,989	52,292	3,522	3,543	7,055	7,395	133,846	153,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DAF		DMICPA		DPBOZ		DROSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(30,512)	(15,874)	10,369	10,307	(5,307)	(2,201)	(854)	(599)
Realized gain (loss) on investments	24,500	(97,004)	19,145	19,230	11,072	364	(98)	(8,949)
Change in unrealized gain (loss) on investments	623,912	539,860	(67,788)	50,699	400	23,780	3,297	15,725
Reinvested capital gains	124,337	136,942	10,768	2,777	66,489	17,393	5,417	-

Net increase (decrease) in contract owners’ equity resulting from operations	742,237	563,924	(27,506)	83,013	72,654	39,336	7,762	6,177

Equity transactions:
Purchase payments received from contract owners (note 4)	50,301	65,456	25,342	23,437	10,542	7,542	-	-
Transfers between funds	(10,446)	(41,893)	14,129	326,222	23,236	(6,543)	-	(1,899)
Redemptions (notes 2, 3, and 4)	(183,638)	(206,085)	(107,112)	(179,609)	(39,068)	(57,073)	(742)	(14,667)
Adjustments to maintain reserves	(50)	11	(3)	12	6	-	(12)	56

Net equity transactions	(143,833)	(182,511)	(67,644)	170,062	(5,284)	(56,074)	(754)	(16,510)

Net change in contract owners’ equity	598,404	381,413	(95,150)	253,075	67,370	(16,738)	7,008	(10,333)
Contract owners’ equity at beginning of period	2,980,573	2,599,160	1,274,348	1,021,273	545,329	562,067	54,046	64,379

Contract owners’ equity at end of period	$3,578,977	2,980,573	1,179,198	1,274,348	612,699	545,329	61,054	54,046

CHANGE IN UNITS:
Beginning units	87,442	93,055	106,789	92,385	25,798	29,000	1,949	2,712
Units purchased	2,005	2,531	6,307	30,352	1,483	640	-	-
Units redeemed	(5,628)	(8,144)	(12,122)	(15,948)	(1,722)	(3,842)	(24)	(763)

Ending units	83,819	87,442	100,974	106,789	25,559	25,798	1,925	1,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSPI		DTC		DWHYOI		FBDF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(58,865)	13,712	(3,188)	(1,850)	27,218	31,151	29,444	34,196
Realized gain (loss) on investments	439,517	618,250	22,859	(9,775)	(2,614)	(30,594)	17,318	2,539
Change in unrealized gain (loss) on investments	1,517,509	(109,293)	59,294	82,040	4,676	40,015	(71,427)	87,231
Reinvested capital gains	1,869,369	1,367,858	15,489	10,571	196	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,767,530	1,890,527	94,454	80,986	29,476	40,572	(24,665)	123,966

Equity transactions:
Purchase payments received from contract owners (note 4)	485,435	531,432	2,824	4,548	39,675	42,610	72,203	69,880
Transfers between funds	(31,994)	(321,013)	(39,219)	9,133	1,510	(41,027)	(48,219)	(46,389)
Redemptions (notes 2, 3, and 4)	(1,177,645)	(1,935,496)	(74,263)	(65,797)	(34,964)	(101,447)	(127,210)	(186,931)
Adjustments to maintain reserves	(63)	36	(9)	29	(25)	(1,021)	(56)	40

Net equity transactions	(724,267)	(1,725,041)	(110,667)	(52,087)	6,196	(100,885)	(103,282)	(163,400)

Net change in contract owners’ equity	3,043,263	165,486	(16,213)	28,899	35,672	(60,313)	(127,947)	(39,434)
Contract owners’ equity at beginning of period	14,558,334	14,392,848	459,298	430,399	735,339	795,652	1,709,016	1,748,450

Contract owners’ equity at end of period	$17,601,597	14,558,334	443,085	459,298	771,011	735,339	1,581,069	1,709,016

CHANGE IN UNITS:
Beginning units	160,456	184,395	12,325	13,266	30,650	35,104	58,988	64,676
Units purchased	6,336	8,161	40	389	1,724	2,471	9,860	5,501
Units redeemed	(13,332)	(32,100)	(3,113)	(1,330)	(1,466)	(6,925)	(13,704)	(11,189)

Ending units	153,460	160,456	9,252	12,325	30,908	30,650	55,144	58,988

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEQIF		FHYT		FIIF		FAB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(68)	(12)	49,325	62,209	1,106	2,400	(13,058)	(4,734)
Realized gain (loss) on investments	7	(28)	13,383	1,844	4	28	32,185	18,422
Change in unrealized gain (loss) on investments	433	559	40,086	13,577	(10,737)	11,759	80,892	132,706
Reinvested capital gains	1,782	-	3,707	-	2,574	377	79,795	34,769

Net increase (decrease) in contract owners’ equity resulting from operations	2,154	519	106,501	77,630	(7,053)	14,564	179,814	181,163

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	103,315	88,234	3,944	8,409	173,268	95,192
Transfers between funds	-	-	2,466	(171,044)	6,935	(6,637)	4,466	(29,680)
Redemptions (notes 2, 3, and 4)	(1)	-	(191,706)	(160,730)	(4,326)	(12,826)	(105,358)	(69,863)
Adjustments to maintain reserves	-	(1)	(3)	31	(7)	15	(2)	14

Net equity transactions	(1)	(1)	(85,928)	(243,509)	6,546	(11,039)	72,374	(4,337)

Net change in contract owners’ equity	2,153	518	20,573	(165,879)	(507)	3,525	252,188	176,826
Contract owners’ equity at beginning of period	11,228	10,710	1,667,768	1,833,647	250,284	246,759	1,088,186	911,360

Contract owners’ equity at end of period	$13,381	11,228	1,688,341	1,667,768	249,777	250,284	1,340,374	1,088,186

CHANGE IN UNITS:
Beginning units	626	626	58,480	67,741	12,663	13,257	27,476	27,667
Units purchased	-	-	4,612	4,415	615	1,014	4,288	2,989
Units redeemed	-	-	(7,418)	(13,676)	(285)	(1,608)	(2,606)	(3,180)

Ending units	626	626	55,674	58,480	12,993	12,663	29,158	27,476

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FABA		FAEGA		FAEI		FAEIA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,320)	(173)	(18,272)	(13,911)	2,267	10,260	7,592	14,033
Realized gain (loss) on investments	2,855	1,421	85,933	34,062	23,955	9,706	7,470	(1,257)
Change in unrealized gain (loss) on investments	15,172	23,375	36,030	245,298	118,962	(39,294)	118,888	(23,370)
Reinvested capital gains	12,376	5,786	182,239	150,684	111,492	90	123,403	90

Net increase (decrease) in contract owners’ equity resulting from operations	29,083	30,409	285,930	416,133	256,676	(19,238)	257,353	(10,504)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	8,621	10,158	47,671	49,994	10,795	13,320
Transfers between funds	(50)	(131)	(8,383)	(11,562)	(48,041)	2,390	(42,138)	(37,952)
Redemptions (notes 2, 3, and 4)	(3,254)	(1,367)	(88,308)	(31,090)	(238,200)	(127,882)	(62,513)	(39,660)
Adjustments to maintain reserves	(83)	20	(43)	57	(24)	26	(89)	83

Net equity transactions	(3,387)	(1,478)	(88,113)	(32,437)	(238,594)	(75,472)	(93,945)	(64,209)

Net change in contract owners’ equity	25,696	28,931	197,817	383,696	18,082	(94,710)	163,408	(74,713)
Contract owners’ equity at beginning of period	177,024	148,093	1,399,944	1,016,248	1,352,666	1,447,376	1,308,186	1,382,899

Contract owners’ equity at end of period	$202,720	177,024	1,597,761	1,399,944	1,370,748	1,352,666	1,471,594	1,308,186

CHANGE IN UNITS:
Beginning units	6,303	6,361	46,729	48,026	33,344	35,561	50,072	52,922
Units purchased	-	-	839	771	1,131	1,894	1,091	1,588
Units redeemed	(103)	(58)	(3,539)	(2,068)	(6,356)	(4,111)	(4,410)	(4,438)

Ending units	6,200	6,303	44,029	46,729	28,119	33,344	46,753	50,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FAGO		FAGOA		FAHY		FAM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(93,913)	(67,605)	(21,303)	(15,959)	8,819	12,821	2,230	503
Realized gain (loss) on investments	1,088,545	318,061	243,592	219,930	20,507	1,911	41,756	28,400
Change in unrealized gain (loss) on investments	(924,385)	2,191,014	(232,801)	376,208	9,729	23,448	38,162	109,307
Reinvested capital gains	579,065	349,030	158,378	88,563	10,578	-	16,460	14,017

Net increase (decrease) in contract owners’ equity resulting from operations	649,312	2,790,500	147,866	668,742	49,633	38,180	98,608	152,227

Equity transactions:
Purchase payments received from contract owners (note 4)	249,026	198,586	19,383	27,470	89	1,533	40,070	37,702
Transfers between funds	(410,358)	11,499	(230,221)	162,559	(17,488)	70	47,616	8,123
Redemptions (notes 2, 3, and 4)	(1,107,543)	(315,257)	(37,801)	(133,113)	(73,160)	(7,046)	(206,331)	(170,192)
Adjustments to maintain reserves	(70)	24	(25)	88	34	(1)	(12)	13

Net equity transactions	(1,268,945)	(105,148)	(248,664)	57,004	(90,525)	(5,444)	(118,657)	(124,354)

Net change in contract owners’ equity	(619,633)	2,685,352	(100,798)	725,746	(40,892)	32,736	(20,049)	27,873
Contract owners’ equity at beginning of period	6,971,213	4,285,861	1,817,797	1,092,051	563,680	530,944	1,224,154	1,196,281

Contract owners’ equity at end of period	$6,351,580	6,971,213	1,716,999	1,817,797	522,788	563,680	1,204,105	1,224,154

CHANGE IN UNITS:
Beginning units	82,936	84,646	37,492	37,434	13,949	14,074	27,960	30,938
Units purchased	6,495	10,108	3,445	14,859	3	56	2,106	1,394
Units redeemed	(20,546)	(11,818)	(8,727)	(14,801)	(2,621)	(181)	(4,701)	(4,372)

Ending units	68,885	82,936	32,210	37,492	11,331	13,949	25,365	27,960

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FAOA		FCI		FEI		FHIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11)	(8)	4,661	5,808	12,673	17,843	50	65
Realized gain (loss) on investments	5	2	5,850	613	355,479	84,335	(51)	(57)
Change in unrealized gain (loss) on investments	157	124	4,363	9,687	309,714	64,752	48	(18)
Reinvested capital gains	24	-	6,849	2,485	447,854	100,633	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	175	118	21,723	18,593	1,125,720	267,563	47	(10)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	119,912	114,713	-	-
Transfers between funds	-	-	-	-	(9,259)	(82,897)	-	-
Redemptions (notes 2, 3, and 4)	-	(1)	(28,338)	(1,685)	(1,023,089)	(228,517)	(646)	(777)
Adjustments to maintain reserves	(4)	(3)	93	(117)	19	35	(32)	16

Net equity transactions	(4)	(4)	(28,245)	(1,802)	(912,417)	(196,666)	(678)	(761)

Net change in contract owners’ equity	171	114	(6,522)	16,791	213,303	70,897	(631)	(771)
Contract owners’ equity at beginning of period	983	869	228,808	212,017	5,452,937	5,382,040	1,806	2,577

Contract owners’ equity at end of period	$1,154	983	222,286	228,808	5,666,240	5,452,937	1,175	1,806

CHANGE IN UNITS:
Beginning units	56	56	1,216	1,226	25,056	26,064	38	55
Units purchased	-	-	-	-	586	706	-	-
Units redeemed	-	-	(144)	(10)	(4,434)	(1,714)	(14)	(17)

Ending units	56	56	1,072	1,216	21,208	25,056	24	38

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMG		FO2		FPR		FRBSI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(112,208)	(94,984)	(20,460)	(20,069)	(26,903)	(8,264)	(1,749)	27,595
Realized gain (loss) on investments	399,228	346,101	111,096	11,618	353,706	89,736	(32,670)	(98,235)
Change in unrealized gain (loss) on investments	1,021,226	1,478,327	93,761	259,784	65,184	871,523	167,956	7,699
Reinvested capital gains	642,314	24,188	158,097	8,084	860,108	306,999	150,533	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,950,560	1,753,632	342,494	259,417	1,252,095	1,259,994	284,070	(62,941)

Equity transactions:
Purchase payments received from contract owners (note 4)	100,709	228,611	131,144	129,318	126,993	135,311	25,037	25,730
Transfers between funds	(46,962)	(206,018)	1,112	(27,597)	36,131	(61,189)	(1,196)	(57,415)
Redemptions (notes 2, 3, and 4)	(786,634)	(631,887)	(403,233)	(131,598)	(1,490,550)	(382,287)	(50,392)	(63,267)
Adjustments to maintain reserves	(16)	46	2	30	16	(20)	(6)	55

Net equity transactions	(732,903)	(609,248)	(270,975)	(29,847)	(1,327,410)	(308,185)	(26,557)	(94,897)

Net change in contract owners’ equity	1,217,657	1,144,384	71,519	229,570	(75,315)	951,809	257,513	(157,838)
Contract owners’ equity at beginning of period	8,099,517	6,955,133	2,165,171	1,935,601	7,904,669	6,952,860	1,103,159	1,260,997

Contract owners’ equity at end of period	$9,317,174	8,099,517	2,236,690	2,165,171	7,829,354	7,904,669	1,360,672	1,103,159

CHANGE IN UNITS:
Beginning units	93,663	101,880	160,474	163,313	96,892	101,414	32,113	35,356
Units purchased	1,184	3,321	15,295	12,309	2,371	8,814	1,639	1,303
Units redeemed	(8,881)	(11,538)	(35,077)	(15,148)	(17,512)	(13,336)	(2,264)	(4,546)

Ending units	85,966	93,663	140,692	160,474	81,751	96,892	31,488	32,113

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FSCG		TFF		TIF2		TMSF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(20,802)	(15,927)	13,842	1,058	7,658	22,777	57,284	18,563
Realized gain (loss) on investments	70,583	(700)	30,624	8,341	(34,926)	(25,935)	67,563	(6,130)
Change in unrealized gain (loss) on investments	(125,154)	452,192	(20,917)	(25,536)	62,790	(23,044)	144,486	(321,470)
Reinvested capital gains	212,558	133,817	-	-	-	-	243,451	48,688

Net increase (decrease) in contract owners’ equity resulting from operations	137,185	569,382	23,549	(16,137)	35,522	(26,202)	512,784	(260,349)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,779	10,595	-	-	69,483	48,563	106,058	114,179
Transfers between funds	(196,525)	30,074	-	(2,953)	(11,771)	11,595	4,901	(105,606)
Redemptions (notes 2, 3, and 4)	(38,386)	(51,213)	(65,619)	(22,746)	(109,127)	(46,548)	(212,501)	(190,883)
Adjustments to maintain reserves	23	26	(51)	(2)	(53)	42	(82)	51

Net equity transactions	(212,109)	(10,518)	(65,670)	(25,701)	(51,468)	13,652	(101,624)	(182,259)

Net change in contract owners’ equity	(74,924)	558,864	(42,121)	(41,838)	(15,946)	(12,550)	411,160	(442,608)
Contract owners’ equity at beginning of period	1,648,650	1,089,786	581,758	623,596	1,270,667	1,283,217	2,949,074	3,391,682

Contract owners’ equity at end of period	$1,573,726	1,648,650	539,637	581,758	1,254,721	1,270,667	3,360,234	2,949,074

CHANGE IN UNITS:
Beginning units	53,598	54,476	21,065	22,304	144,176	142,048	102,684	111,140
Units purchased	2,118	2,940	-	-	8,876	9,479	3,978	5,125
Units redeemed	(8,392)	(3,818)	(2,202)	(1,239)	(14,540)	(7,351)	(7,068)	(13,581)

Ending units	47,324	53,598	18,863	21,065	138,512	144,176	99,594	102,684

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AREA		ASCGI		OCAF		ODMCGA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,717)	1,132	(6,927)	(4,344)	(17,899)	(13,833)	(79,050)	(44,461)
Realized gain (loss) on investments	(1,338)	(39,184)	45,459	(10,451)	29,269	21,575	233,277	66,453
Change in unrealized gain (loss) on investments	156,968	(70,448)	(136,984)	124,293	(79,894)	294,430	(187,694)	1,715,203
Reinvested capital gains	29,392	27,519	132,193	63,921	339,285	41,537	1,016,378	198,940

Net increase (decrease) in contract owners’ equity resulting from operations	183,305	(80,981)	33,741	173,419	270,761	343,709	982,911	1,936,135

Equity transactions:
Purchase payments received from contract owners (note 4)	19,614	26,667	10,414	250	9,766	10,965	158,231	89,897
Transfers between funds	7,143	(53,322)	30,433	62,959	(20,919)	(25,059)	(108,622)	4,019,240
Redemptions (notes 2, 3, and 4)	(31,460)	(27,198)	(126,434)	(11,079)	(55,704)	(58,252)	(450,327)	(221,376)
Adjustments to maintain reserves	(36)	51	33	(15)	(50)	21	8	(28)

Net equity transactions	(4,739)	(53,802)	(85,554)	52,115	(66,907)	(72,325)	(400,710)	3,887,733

Net change in contract owners’ equity	178,566	(134,783)	(51,813)	225,534	203,854	271,384	582,201	5,823,868
Contract owners’ equity at beginning of period	468,341	603,124	566,140	340,606	1,337,687	1,066,303	5,823,868	-

Contract owners’ equity at end of period	$646,907	468,341	514,327	566,140	1,541,541	1,337,687	6,406,069	5,823,868

CHANGE IN UNITS:
Beginning units	28,184	32,033	13,365	12,428	52,854	56,766	392,234	-
Units purchased	1,713	2,788	1,115	2,225	432	830	16,474	421,942
Units redeemed	(1,908)	(6,637)	(2,969)	(1,288)	(2,788)	(4,742)	(41,079)	(29,708)

Ending units	27,989	28,184	11,511	13,365	50,498	52,854	367,629	392,234

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OGF		OSI		OVGSS		VKEIA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(49,746)	(41,316)	15	6,215	(80,247)	(42,817)	(43)	195
Realized gain (loss) on investments	399,218	104,320	(3,307)	(4,942)	151,165	(35,404)	3,220	(383)
Change in unrealized gain (loss) on investments	(101,190)	487,907	(15,030)	7,040	386,302	1,093,679	(761)	2,709
Reinvested capital gains	259,639	209,412	-	-	323,258	184,089	4,308	528

Net increase (decrease) in contract owners’ equity resulting from operations	507,921	760,323	(18,322)	8,313	780,478	1,199,547	6,724	3,049

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	7,237	8,604	201,864	202,720	1,132	-
Transfers between funds	(104,506)	(95,241)	17,776	4,421	(269,391)	(214,608)	(3,160)	3
Redemptions (notes 2, 3, and 4)	(394,878)	(237,352)	(15,643)	(14,024)	(349,163)	(421,813)	(6,093)	(2,459)
Adjustments to maintain reserves	(14)	(47)	(6)	32	50	(4)	(34)	31

Net equity transactions	(499,398)	(332,640)	9,364	(967)	(416,640)	(433,705)	(8,155)	(2,425)

Net change in contract owners’ equity	8,523	427,683	(8,958)	7,346	363,838	765,842	(1,431)	624
Contract owners’ equity at beginning of period	3,866,634	3,438,951	408,562	401,216	5,998,152	5,232,310	40,750	40,126

Contract owners’ equity at end of period	$3,875,157	3,866,634	399,604	408,562	6,361,990	5,998,152	39,319	40,750

CHANGE IN UNITS:
Beginning units	46,612	51,109	17,926	17,971	313,190	343,476	2,163	2,311
Units purchased	-	-	1,148	830	10,663	28,291	871	2
Units redeemed	(4,334)	(4,497)	(699)	(875)	(31,598)	(58,577)	(1,238)	(150)

Ending units	42,278	46,612	18,375	17,926	292,255	313,190	1,796	2,163

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VKGIA		WRSCGA		JAFRT		JBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,526)	6,058	(1,941)	(4,283)	(292,746)	(227,145)	(9,978)	(525)
Realized gain (loss) on investments	12,848	(11,639)	8,165	(13,271)	1,414,298	378,941	96,876	61,281
Change in unrealized gain (loss) on investments	27,721	(5,214)	(101,610)	89,442	1,109,103	4,008,527	64,901	72,874
Reinvested capital gains	201,604	17,261	108,298	36,242	2,041,737	1,568,938	58,252	16,870

Net increase (decrease) in contract owners’ equity resulting from operations	239,647	6,466	12,912	108,130	4,272,392	5,729,261	210,051	150,500

Equity transactions:
Purchase payments received from contract owners (note 4)	9,759	9,547	4,293	4,824	133,583	158,880	5,656	17,364
Transfers between funds	193,212	5,534	(36,061)	(21,801)	(324,863)	(349,875)	6,694	16,858
Redemptions (notes 2, 3, and 4)	(54,590)	(25,978)	(5,784)	(20,389)	(2,369,272)	(716,823)	(94,298)	(289,121)
Adjustments to maintain reserves	57	20	12	19	(59)	64	(6)	23

Net equity transactions	148,438	(10,877)	(37,540)	(37,347)	(2,560,611)	(907,754)	(81,954)	(254,876)

Net change in contract owners’ equity	388,085	(4,411)	(24,628)	70,783	1,711,781	4,821,507	128,097	(104,376)
Contract owners’ equity at beginning of period	843,445	847,856	431,760	360,977	20,809,192	15,987,685	1,518,999	1,623,375

Contract owners’ equity at end of period	$1,231,530	843,445	407,132	431,760	22,520,973	20,809,192	1,647,096	1,518,999

CHANGE IN UNITS:
Beginning units	24,418	24,802	28,559	32,642	1,003,808	1,057,871	55,370	66,573
Units purchased	10,990	835	283	979	19,657	20,902	7,584	4,549
Units redeemed	(7,355)	(1,219)	(2,610)	(5,062)	(126,940)	(74,965)	(11,058)	(15,752)

Ending units	28,053	24,418	26,232	28,559	896,525	1,003,808	51,896	55,370

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JMERC		JOS		JWF		JWS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(69,337)	(53,829)	(249)	(202)	(17,023)	(15,313)	(4,511)	(3,596)
Realized gain (loss) on investments	180,209	64,590	342	(45)	173,932	116,745	91,536	12,615
Change in unrealized gain (loss) on investments	162,268	1,055,699	5,690	6,887	(62,625)	118,938	(58,534)	33,889
Reinvested capital gains	644,830	141,581	-	-	182,275	58,221	26,962	11,107

Net increase (decrease) in contract owners’ equity resulting from operations	917,970	1,208,041	5,783	6,640	276,559	278,591	55,453	54,015

Equity transactions:
Purchase payments received from contract owners (note 4)	37,058	35,626	2,766	2,317	-	-	1,666	1,595
Transfers between funds	(1,154)	(40,419)	9,408	-	(32,459)	(10,772)	(23,596)	-
Redemptions (notes 2, 3, and 4)	(417,957)	(298,911)	(878)	(1,133)	(215,582)	(180,549)	(114,321)	(17,601)
Adjustments to maintain reserves	(31)	36	(10)	21	(6)	5	31	22

Net equity transactions	(382,084)	(303,668)	11,286	1,205	(248,047)	(191,316)	(136,220)	(15,984)

Net change in contract owners’ equity	535,886	904,373	17,069	7,845	28,512	87,275	(80,767)	38,031
Contract owners’ equity at beginning of period	5,087,018	4,182,645	50,482	42,637	1,802,394	1,715,119	347,953	309,922

Contract owners’ equity at end of period	$5,622,904	5,087,018	67,551	50,482	1,830,906	1,802,394	267,186	347,953

CHANGE IN UNITS:
Beginning units	269,799	290,454	3,850	3,732	52,635	59,080	11,309	11,908
Units purchased	1,882	2,893	860	223	-	-	640	63
Units redeemed	(20,493)	(23,548)	(60)	(105)	(8,038)	(6,445)	(4,397)	(662)

Ending units	251,188	269,799	4,650	3,850	44,597	52,635	7,552	11,309

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LSC		MSI		GVDMA		GVDMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(32,776)	(23,537)	10,414	14,668	(40,334)	(34,010)	(9,642)	(10,310)
Realized gain (loss) on investments	46,295	(84,515)	16,211	6,618	20,140	(221,219)	7,217	(10,092)
Change in unrealized gain (loss) on investments	53,494	179,896	(57,448)	57,934	366,583	275,791	41,128	57,244
Reinvested capital gains	349,775	12,015	12,057	2,091	51,904	187,411	7,438	26,402

Net increase (decrease) in contract owners’ equity resulting from operations	416,788	83,859	(18,766)	81,311	398,293	207,973	46,141	63,244

Equity transactions:
Purchase payments received from contract owners (note 4)	116,452	134,674	17,633	10,896	278,918	308,854	65,412	90,769
Transfers between funds	(15,010)	(60,486)	246,364	152,155	(201,389)	(53,815)	(9,608)	7,397
Redemptions (notes 2, 3, and 4)	(384,946)	(318,551)	(211,770)	(62,294)	(251,831)	(749,560)	(209,132)	(108,100)
Adjustments to maintain reserves	(17)	12	(11)	26	(19)	20	(19)	2

Net equity transactions	(283,521)	(244,351)	52,216	100,783	(174,321)	(494,501)	(153,347)	(9,932)

Net change in contract owners’ equity	133,267	(160,492)	33,450	182,094	223,972	(286,528)	(107,206)	53,312
Contract owners’ equity at beginning of period	2,339,005	2,499,497	1,159,722	977,628	3,399,943	3,686,471	937,600	884,288

Contract owners’ equity at end of period	$2,472,272	2,339,005	1,193,172	1,159,722	3,623,915	3,399,943	830,394	937,600

CHANGE IN UNITS:
Beginning units	49,249	55,108	50,739	46,205	133,981	161,061	49,458	49,977
Units purchased	2,455	4,065	12,082	7,468	10,258	14,202	3,358	6,723
Units redeemed	(7,599)	(9,924)	(9,773)	(2,934)	(16,903)	(41,282)	(11,226)	(7,242)

Ending units	44,105	49,249	53,048	50,739	127,336	133,981	41,590	49,458

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDA		GVIDC		GVIDM		IDAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(20,318)	(14,477)	(6,879)	(8,004)	(39,854)	(35,202)	31,829	52,096
Realized gain (loss) on investments	6,015	(34,686)	1,175	(10)	(18,368)	(46,972)	(1,113)	(15,531)
Change in unrealized gain (loss) on investments	205,140	97,123	10,896	38,780	322,293	189,430	118,158	87,358
Reinvested capital gains	29,346	89,877	3,898	6,189	40,324	171,207	36,215	-

Net increase (decrease) in contract owners’ equity resulting from operations	220,183	137,837	9,090	36,955	304,395	278,463	185,089	123,923

Equity transactions:
Purchase payments received from contract owners (note 4)	186,578	164,612	28,993	30,919	373,707	332,839	22,053	25,461
Transfers between funds	(10,433)	(12,895)	21,368	31,345	186,659	(27,939)	(964)	(3,866)
Redemptions (notes 2, 3, and 4)	(58,975)	(227,956)	(20,901)	(153,458)	(570,362)	(290,309)	(27,670)	(156,549)
Adjustments to maintain reserves	(12)	31	(1)	15	(25)	7	(20)	27

Net equity transactions	117,158	(76,208)	29,459	(91,179)	(10,021)	14,598	(6,601)	(134,927)

Net change in contract owners’ equity	337,341	61,629	38,549	(54,224)	294,374	293,061	178,488	(11,004)
Contract owners’ equity at beginning of period	1,549,277	1,487,648	624,954	679,178	3,350,575	3,057,514	1,185,931	1,196,935

Contract owners’ equity at end of period	$1,886,618	1,549,277	663,503	624,954	3,644,949	3,350,575	1,364,419	1,185,931

CHANGE IN UNITS:
Beginning units	57,279	61,243	39,726	45,473	151,564	150,628	50,627	57,100
Units purchased	6,340	7,176	3,184	9,163	25,734	17,688	888	1,711
Units redeemed	(2,435)	(11,140)	(1,322)	(14,910)	(25,779)	(16,752)	(1,120)	(8,184)

Ending units	61,184	57,279	41,588	39,726	151,519	151,564	50,395	50,627

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDCS		IDMAS		IDMCS		IDMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,286	8,292	77,942	131,451	6,370	12,458	54,163	112,513
Realized gain (loss) on investments	5,479	(372)	4,446	(14,147)	1,614	(509)	15,058	(8,760)
Change in unrealized gain (loss) on investments	(1,441)	22,338	246,170	172,757	16,880	22,269	156,115	156,984
Reinvested capital gains	3,185	-	69,739	-	1,726	-	63,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,509	30,258	398,297	290,061	26,590	34,218	288,717	260,737

Equity transactions:
Purchase payments received from contract owners (note 4)	6,969	8,409	82,085	77,295	9,147	8,943	39,451	50,758
Transfers between funds	43,492	3,909	(16,978)	(3,052)	259	(11,197)	(93,524)	(36,059)
Redemptions (notes 2, 3, and 4)	(66,644)	(22,406)	(11,572)	(445,721)	(21,136)	(29,728)	(166,728)	(104,388)
Adjustments to maintain reserves	-	12	(51)	41	(32)	58	7	(9)

Net equity transactions	(16,183)	(10,076)	53,484	(371,437)	(11,762)	(31,924)	(220,794)	(89,698)

Net change in contract owners’ equity	(4,674)	20,182	451,781	(81,376)	14,828	2,294	67,923	171,039
Contract owners’ equity at beginning of period	462,867	442,685	3,002,258	3,083,634	444,313	442,019	3,011,122	2,840,083

Contract owners’ equity at end of period	$458,193	462,867	3,454,039	3,002,258	459,141	444,313	3,079,045	3,011,122

CHANGE IN UNITS:
Beginning units	26,861	27,412	129,497	147,423	22,655	24,416	142,682	147,288
Units purchased	5,857	1,079	3,478	4,129	482	528	2,085	5,573
Units redeemed	(6,329)	(1,630)	(1,323)	(22,055)	(1,062)	(2,289)	(12,197)	(10,179)

Ending units	26,389	26,861	131,652	129,497	22,075	22,655	132,570	142,682

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MMF		MMFR		NBF		NBIXA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(58,565)	(47,254)	(21,477)	(17,284)	9,530	14,037	839	1,402
Realized gain (loss) on investments	-	-	-	-	4,977	18,491	15,676	1,769
Change in unrealized gain (loss) on investments	-	-	-	-	(57,745)	8,655	(33,721)	9,360
Reinvested capital gains	208	-	75	-	11,447	29,339	4,200	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,357)	(47,254)	(21,402)	(17,284)	(31,791)	70,522	(13,006)	12,531

Equity transactions:
Purchase payments received from contract owners (note 4)	295,281	729,455	329,676	99,188	36,420	27,214	7,820	7,020
Transfers between funds	477,242	1,488,420	771,947	416,788	16,379	411,198	9,559	20,940
Redemptions (notes 2, 3, and 4)	(1,023,600)	(1,252,954)	(1,389,954)	(354,757)	(105,039)	(154,442)	(9,234)	(3,296)
Adjustments to maintain reserves	(7)	31	(18)	39	(47)	(34)	6	(1)

Net equity transactions	(251,084)	964,952	(288,349)	161,258	(52,287)	283,936	8,151	24,663

Net change in contract owners’ equity	(309,441)	917,698	(309,751)	143,974	(84,078)	354,458	(4,855)	37,194
Contract owners’ equity at beginning of period	4,544,348	3,626,650	1,802,315	1,658,341	1,441,792	1,087,334	285,183	247,989

Contract owners’ equity at end of period	$4,234,907	4,544,348	1,492,564	1,802,315	1,357,714	1,441,792	280,328	285,183

CHANGE IN UNITS:
Beginning units	204,444	161,050	179,882	163,972	21,867	13,920	15,712	14,392
Units purchased	67,646	141,747	215,748	107,970	658	16,386	12,312	6,141
Units redeemed	(78,832)	(98,353)	(244,511)	(92,060)	(1,304)	(8,439)	(11,991)	(4,821)

Ending units	193,258	204,444	151,119	179,882	21,221	21,867	16,033	15,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NF		NFA		NGF		NGFA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,951)	(12,975)	(9,442)	(5,331)	(1,696)	(197)	(6,599)	(2,087)
Realized gain (loss) on investments	122,073	178,050	35,204	75,891	9,720	(967)	8,488	(51,942)
Change in unrealized gain (loss) on investments	162,405	303,565	50,982	50,396	46,416	38,685	139,353	118,741
Reinvested capital gains	448,803	74,686	124,348	20,694	20,539	4,727	64,593	13,590

Net increase (decrease) in contract owners’ equity resulting from operations	706,330	543,326	201,092	141,650	74,979	42,248	205,835	78,302

Equity transactions:
Purchase payments received from contract owners (note 4)	69,464	100,904	-	34	-	-	36,676	23,962
Transfers between funds	(1,027)	(7,260)	(4,722)	(17,042)	-	-	(8,327)	16,177
Redemptions (notes 2, 3, and 4)	(212,504)	(335,427)	(47,454)	(184,742)	(38,775)	(8,714)	(61,024)	(162,582)
Adjustments to maintain reserves	43	(250)	36	39	(207)	64	(28)	26

Net equity transactions	(144,024)	(242,033)	(52,140)	(201,711)	(38,982)	(8,650)	(32,703)	(122,417)

Net change in contract owners’ equity	562,306	301,293	148,952	(60,061)	35,997	33,598	173,132	(44,115)
Contract owners’ equity at beginning of period	3,104,107	2,802,814	890,761	950,822	280,097	246,499	740,974	785,089

Contract owners’ equity at end of period	$3,666,413	3,104,107	1,039,713	890,761	316,094	280,097	914,106	740,974

CHANGE IN UNITS:
Beginning units	23,473	24,090	31,529	40,728	2,233	2,289	17,589	21,876
Units purchased	682	1,133	-	-	-	-	885	1,650
Units redeemed	(975)	(1,750)	(1,631)	(9,199)	(210)	(56)	(1,589)	(5,937)

Ending units	23,180	23,473	29,898	31,529	2,023	2,233	16,885	17,589

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NIIXA		NIPSIS		NIXR		NJMMA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$128	31	44,101	(1,369)	(31,365)	2,187	70	(38)
Realized gain (loss) on investments	20	17	18,219	8,183	314,214	34,138	293	2
Change in unrealized gain (loss) on investments	285	219	(26,868)	125,092	769,521	674,230	(370)	245
Reinvested capital gains	-	-	16,530	-	234,540	-	168	18

Net increase (decrease) in contract owners’ equity resulting from operations	433	267	51,982	131,906	1,286,910	710,555	161	227

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	45,599	47,049	221,236	191,177	1,693	943
Transfers between funds	-	-	21,605	23,844	(111,380)	126,295	2,533	4,868
Redemptions (notes 2, 3, and 4)	-	(18)	(158,580)	(82,860)	(666,599)	(253,276)	(4,923)	(467)
Adjustments to maintain reserves	(6)	12	(25)	52	(23)	28	(2)	(1)

Net equity transactions	(6)	(6)	(91,401)	(11,915)	(556,766)	64,224	(699)	5,343

Net change in contract owners’ equity	427	261	(39,419)	119,991	730,144	774,779	(538)	5,570
Contract owners’ equity at beginning of period	4,575	4,314	1,520,917	1,400,926	5,162,143	4,387,364	5,570	-

Contract owners’ equity at end of period	$5,002	4,575	1,481,498	1,520,917	5,892,287	5,162,143	5,032	5,570

CHANGE IN UNITS:
Beginning units	284	284	133,543	134,581	178,551	178,322	551	-
Units purchased	-	-	6,808	9,492	17,470	21,617	402	599
Units redeemed	-	-	(14,804)	(10,530)	(35,572)	(21,388)	(482)	(48)

Ending units	284	284	125,547	133,543	160,449	178,551	471	551

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NMCIXA		NSCIXA		NVMIG6		NVTIV3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5,932)	(2,013)	(5,890)	(2,028)	(9,096)	(2,627)	3,071	192
Realized gain (loss) on investments	6,414	(17,040)	(3,834)	(23,941)	33,546	4,665	4,180	(2,983)
Change in unrealized gain (loss) on investments	86,192	83,114	27,408	97,596	(62,368)	54,780	16,097	15,346
Reinvested capital gains	115,020	19,565	39,354	-	24,517	169,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	201,694	83,626	57,038	71,627	(13,401)	226,282	23,348	12,555

Equity transactions:
Purchase payments received from contract owners (note 4)	10,333	9,362	10,291	5,635	39,798	25,457	16,709	22,306
Transfers between funds	102,591	13,405	136,071	7,351	(84,842)	207,314	(4,286)	3,290
Redemptions (notes 2, 3, and 4)	(49,716)	(47,674)	(27,630)	(28,981)	(15,473)	(55,455)	(49,745)	(11,107)
Adjustments to maintain reserves	(19)	5	22	38	(3)	9	(18)	(5)

Net equity transactions	63,189	(24,902)	118,754	(15,957)	(60,520)	177,325	(37,340)	14,484

Net change in contract owners’ equity	264,883	58,724	175,792	55,670	(73,921)	403,607	(13,992)	27,039
Contract owners’ equity at beginning of period	828,133	769,409	483,058	427,388	782,405	378,798	275,737	248,698

Contract owners’ equity at end of period	$1,093,016	828,133	658,850	483,058	708,484	782,405	261,745	275,737

CHANGE IN UNITS:
Beginning units	21,007	21,793	13,644	14,288	38,451	27,699	16,839	15,765
Units purchased	3,712	856	4,033	647	4,606	15,382	1,939	2,229
Units redeemed	(1,905)	(1,642)	(958)	(1,291)	(7,304)	(4,630)	(4,113)	(1,155)

Ending units	22,814	21,007	16,719	13,644	35,753	38,451	14,665	16,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NBGF		NBGST		NBGT		NBPT
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(22,959)	(16,143)	(90,161)	(73,592)	(2,320)	(1,591)	1,626	(353)
Realized gain (loss) on investments	57,829	21,479	289,726	(43,990)	5,438	(748)	21,744	2,950
Change in unrealized gain (loss) on investments	203,645	316,993	166,249	1,112,690	22,286	35,903	(18,099)	7,406
Reinvested capital gains	196,808	119,733	703,550	250,607	20,600	12,863	10,556	283

Net increase (decrease) in contract owners’ equity resulting from operations	435,323	442,062	1,069,364	1,245,715	46,004	46,427	15,827	10,286

Equity transactions:
Purchase payments received from contract owners (note 4)	8,566	11,972	62,079	60,981	-	-	2,568	8,855
Transfers between funds	(5,327)	(557)	(120,259)	(327,643)	37	(2,311)	160,699	(43,423)
Redemptions (notes 2, 3, and 4)	(163,059)	(101,296)	(599,001)	(765,554)	(21,792)	(2,330)	(1,729)	(4,010)
Adjustments to maintain reserves	(83)	60	(78)	121	59	3	(14)	54

Net equity transactions	(159,903)	(89,821)	(657,259)	(1,032,095)	(21,696)	(4,638)	161,524	(38,524)

Net change in contract owners’ equity	275,420	352,241	412,105	213,620	24,308	41,789	177,351	(28,238)
Contract owners’ equity at beginning of period	1,743,598	1,391,357	6,743,402	6,529,782	187,012	145,223	115,053	143,291

Contract owners’ equity at end of period	$2,019,018	1,743,598	7,155,507	6,743,402	211,320	187,012	292,404	115,053

CHANGE IN UNITS:
Beginning units	23,566	24,979	83,086	99,042	4,843	4,990	3,716	5,272
Units purchased	105	288	3,654	2,375	29	-	6,571	350
Units redeemed	(2,005)	(1,701)	(11,077)	(18,331)	(513)	(147)	(2,961)	(1,906)

Ending units	21,666	23,566	75,663	83,086	4,359	4,843	7,326	3,716

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NBSRT		NLMB		PF		PMTRA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(12,991)	(6,989)	3,890	3,793	(2,909)	6,084	8,510	13,455
Realized gain (loss) on investments	195,336	40,087	(364)	(398)	79,831	(25,014)	(5,912)	(23,430)
Change in unrealized gain (loss) on investments	(59,018)	66,917	(4,330)	1,606	469,871	255,120	(33,804)	54,677
Reinvested capital gains	89,805	46,515	-	-	107,745	6,173	-	57,168

Net increase (decrease) in contract owners’ equity resulting from operations	213,132	146,530	(804)	5,001	654,538	242,363	(31,206)	101,870

Equity transactions:
Purchase payments received from contract owners (note 4)	24,355	46,924	5,873	6,958	65,796	101,338	18,007	52,944
Transfers between funds	515,054	(23,483)	(2,585)	(4,726)	(6,241)	(94,436)	(194,624)	6,608
Redemptions (notes 2, 3, and 4)	(635,524)	(621,218)	(16,193)	(2,621)	(256,011)	(187,104)	(123,652)	(114,320)
Adjustments to maintain reserves	(29)	7	(16)	16	25	30	(12)	246

Net equity transactions	(96,144)	(597,770)	(12,921)	(373)	(196,431)	(180,172)	(300,281)	(54,522)

Net change in contract owners’ equity	116,988	(451,240)	(13,725)	4,628	458,107	62,191	(331,487)	47,348
Contract owners’ equity at beginning of period	890,730	1,341,970	240,673	236,045	2,510,359	2,448,168	1,420,587	1,373,239

Contract owners’ equity at end of period	$1,007,718	890,730	226,948	240,673	2,968,466	2,510,359	1,089,100	1,420,587

CHANGE IN UNITS:
Beginning units	25,171	44,276	15,737	15,767	30,399	33,496	62,542	64,422
Units purchased	13,858	1,642	427	498	675	1,456	7,467	20,509
Units redeemed	(15,639)	(20,747)	(1,266)	(528)	(2,647)	(4,553)	(20,935)	(22,389)

Ending units	23,390	25,171	14,898	15,737	28,427	30,399	49,074	62,542

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PUGOA		PUIGA		VRTAA		SACSA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,471)	(1,099)	1	(7)	(6,086)	(4,209)	(24,028)	(20,217)
Realized gain (loss) on investments	2,455	557	24	6	69,820	17,913	29,991	(125,514)
Change in unrealized gain (loss) on investments	10,824	25,300	(305)	485	(68,360)	157,863	18,319	242,944
Reinvested capital gains	10,782	3,417	727	85	45,042	11,925	316,585	83,248

Net increase (decrease) in contract owners’ equity resulting from operations	22,590	28,175	447	569	40,416	183,492	340,867	180,461

Equity transactions:
Purchase payments received from contract owners (note 4)	2,740	579	-	-	36,531	65,242	21,841	21,031
Transfers between funds	(85)	8,199	-	-	(24,051)	89,089	(15,558)	(273,865)
Redemptions (notes 2, 3, and 4)	(2,835)	(215)	(1)	(1)	(163,270)	(94,154)	(136,085)	(90,454)
Adjustments to maintain reserves	11	-	(3)	-	(4)	123	(24)	10

Net equity transactions	(169)	8,563	(4)	(1)	(150,794)	60,300	(129,826)	(343,278)

Net change in contract owners’ equity	22,421	36,738	443	568	(110,378)	243,792	211,041	(162,817)
Contract owners’ equity at beginning of period	107,372	70,634	6,175	5,607	806,440	562,648	1,746,013	1,908,830

Contract owners’ equity at end of period	$129,793	107,372	6,618	6,175	696,062	806,440	1,957,054	1,746,013

CHANGE IN UNITS:
Beginning units	4,323	3,883	265	265	52,464	48,073	108,334	134,988
Units purchased	95	452	-	-	2,300	11,387	1,618	5,537
Units redeemed	(100)	(12)	-	-	(11,720)	(6,996)	(8,787)	(32,191)

Ending units	4,318	4,323	265	265	43,044	52,464	101,165	108,334

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SGRA		WFAIVD		WFENAD		WFLCCA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,122)	(8,901)	(2,862)	275	(3,117)	(1,712)	(1,036)	(196)
Realized gain (loss) on investments	18,416	(13,813)	9,189	(524)	2,403	9,339	936	(2,179)
Change in unrealized gain (loss) on investments	(129,187)	219,176	13,842	(10,095)	(28,791)	38,888	14,209	(7,594)
Reinvested capital gains	180,026	113,270	105,807	-	33,223	14,988	12,311	14,031

Net increase (decrease) in contract owners’ equity resulting from operations	58,133	309,732	125,976	(10,344)	3,718	61,503	26,420	4,062

Equity transactions:
Purchase payments received from contract owners (note 4)	2,023	3,127	1,493	6,197	3,684	3,745	2,148	1,771
Transfers between funds	(6,070)	(45,136)	(290)	53	2,919	63,678	(533)	(6,301)
Redemptions (notes 2, 3, and 4)	(65,847)	(68,142)	(42,674)	(51,514)	(2,048)	(18,548)	(39,055)	(8,115)
Adjustments to maintain reserves	(55)	6,991	(14)	15	(40)	56	1	(19)

Net equity transactions	(69,949)	(103,160)	(41,485)	(45,249)	4,515	48,931	(37,439)	(12,664)

Net change in contract owners’ equity	(11,816)	206,572	84,491	(55,593)	8,233	110,434	(11,019)	(8,602)
Contract owners’ equity at beginning of period	932,969	726,397	573,587	629,180	211,322	100,888	114,815	123,417

Contract owners’ equity at end of period	$921,153	932,969	658,078	573,587	219,555	211,322	103,796	114,815

CHANGE IN UNITS:
Beginning units	36,039	41,316	30,225	33,125	8,159	6,079	7,430	8,525
Units purchased	272	543	70	353	278	3,029	131	194
Units redeemed	(2,821)	(5,820)	(1,954)	(3,253)	(97)	(949)	(2,361)	(1,289)

Ending units	33,490	36,039	28,341	30,225	8,340	8,159	5,200	7,430

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFLGA		VKGA
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(38,673)	(35,420)	-	(16,000)
Realized gain (loss) on investments	36,537	(10,657)	-	(445,460)
Change in unrealized gain (loss) on investments	(11,903)	393,291	-	145,242
Reinvested capital gains	405,776	397,916	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	391,737	745,130	-	(316,218)

Equity transactions:
Purchase payments received from contract owners (note 4)	89,850	59,375	-	65,093
Transfers between funds	(39,549)	(59,836)	-	(4,136,088)
Redemptions (notes 2, 3, and 4)	(679,585)	(60,789)	-	(83,713)
Adjustments to maintain reserves	(22)	18	-	63

Net equity transactions	(629,306)	(61,232)	-	(4,154,645)

Net change in contract owners’ equity	(237,569)	683,898	-	(4,470,863)
Contract owners’ equity at beginning of period	3,157,170	2,473,272	-	4,470,863

Contract owners’ equity at end of period	$2,919,601	3,157,170	-	-

CHANGE IN UNITS:
Beginning units	149,538	152,808	-	95,356
Units purchased	4,425	4,414	-	1,629
Units redeemed	(32,798)	(7,684)	-	(96,985)

Ending units	121,165	149,538	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ABERDEEN FUNDS

Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)

Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)

Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)

AMERICAN CENTURY INVESTORS, INC.

American Century Disciplined Core Value Fund - Class A (ACIGA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

DELAWARE FUNDS BY MACQUARIE

Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Equity Income Fund - Class F Shares (FEQIF)

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Balanced Fund - Class M (FAB)

Fidelity Advisor Balanced Fund: Class A (FABA)

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Equity Income Fund - Class M (FAEI)

Fidelity Advisor Equity Income Fund: Class A (FAEIA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor High Income Advantage Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Advisor Overseas Fund: Class A (FAOA)

Fidelity Capital & Income Fund (FCI)

Fidelity Equity-Income Fund (FEI)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Capital Appreciation Fund - Class A (OCAF)

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)

Invesco Global Fund - Class A (OGF)

Invesco Global Strategic Income Fund - Class A (OSI)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Equity and Income Fund: Class A (VKEIA)

Invesco Growth and Income Fund: Class A (VKGIA)

IVY INVESTMENTS

Delaware Ivy Small Cap Growth Fund - Class A (WRSCGA)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Fund - Institutional Service Class (NBF)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 (NGF)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A (NGFA)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)*

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Guardian Fund - Investor Class (NBGF)

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)

Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)

Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)

Neuberger Berman Large Cap Value Fund - Investor Class (PF)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

WELLS FARGO FUNDS

Allspring Common Stock Fund - Class A (SACSA)

Allspring Growth Fund - Class A (SGRA)

Allspring Classic Value Fund - Administrative Class (WFAIVD)

Allspring Enterprise Fund - Class A (WFENAD)

Allspring Large Cap Core Fund - Class A (WFLCCA)

Allspring Large Cap Growth Fund - Class A (WFLGA)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	2/10/2020
Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)	4/17/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco Mid Cap Growth Fund: Class A (VKGA)	Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)	4/17/2020

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
WRSCGA	Delaware Ivy Small Cap Growth Fund - Class A	Ivy Small Cap Growth Fund - Class A	7/1/2021
NGF	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6	Nationwide Mellon Dynamic U.S. Core Fund - Class R6	8/31/2021
NGFA	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A	Nationwide Mellon Dynamic U.S. Core Fund - Class A	8/31/2021
SACSA	Allspring Common Stock Fund - Class A	Wells Fargo Common Stock Fund - Class A	10/11/2021
SGRA	Allspring Growth Fund - Class A	Wells Fargo Growth Fund - Class A	10/11/2021
WFAIVD	Allspring Classic Value Fund - Administrative Class	Wells Fargo Classic Value Fund - Administrative Class	10/11/2021
WFENAD	Allspring Enterprise Fund - Class A	Wells Fargo Enterprise Fund - Class A	10/11/2021
WFLCCA	Allspring Large Cap Core Fund - Class A	Wells Fargo Large Cap Core Fund - Class A	10/11/2021
WFLGA	Allspring Large Cap Growth Fund - Class A	Wells Fargo Large Cap Growth Fund - Class A	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 2.55%.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.70% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Maximum Guaranteed Lifetime Withdrawal Fee - assessed annually as a percentage of the benefit base through a reduction in unit values	1.20%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC Option	0.25%
Five Year CDSC Option	0.10%
Reduced Purchase Payment Option	0.25% - 0.30%
Five-Year Reset Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $146,856 and $236,656, respectively, and total transfers from the Separate Account to the fixed account were $393,993 and $1,147,249, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$231,673,668	$-	$-	$231,673,668

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ADGFIS	$45,676	$22,985
ADUES	421,000	282,886
PRSCA	414,870	343,722
ACIGA	472,316	138,384
ACVI2	120,761	66,144
BSTG	43,149	115,923
IGF	1,038,599	370,464
TCG	772,631	1,196,642
TCIGA	6,247	1,117
TCIGR	39,042	22,456
TCUL	913,913	1,740,075
DAF	193,897	243,853
DMICPA	124,273	170,777
DPBOZ	99,317	43,425
DROSC	5,417	1,597
DSPI	2,372,224	1,285,925
DTC	19,608	117,965
DWHYOI	71,557	37,921
FBDF	295,440	369,223
FEQIF	1,866	152
FHYT	187,272	220,164
FIIF	18,253	8,020
FAB	234,296	95,184
FABA	13,344	5,592
FAEGA	203,756	127,859
FAEI	167,552	292,362
FAEIA	171,716	134,576
FAGO	1,041,942	1,825,665
FAGOA	330,675	442,239
FAHY	26,264	97,426
FAM	111,664	211,618
FAOA	24	12
FCI	14,435	31,262
FEI	605,691	1,057,599
FHIP	68	665
FMG	666,772	869,552
FO2	329,784	463,127
FPR	1,056,088	1,550,309
FRBSI	218,259	96,028
FSCG	235,599	255,976
TFF	21,393	73,170
TIF2	88,757	132,513

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

TMSF	412,583	213,391
AREA	62,454	39,482
ASCGI	180,776	141,097
OCAF	346,469	91,940
ODMCGA	1,179,681	643,071
OGF	259,639	549,131
OSI	32,182	17,185
OVGSS	426,419	600,097
VKEIA	22,928	26,784
VKGIA	659,837	312,378
WRSCGA	114,795	45,991
JAFRT	2,341,804	3,153,363
JBS	295,856	329,529
JMERC	657,334	463,895
JOS	12,493	1,447
JWF	189,180	271,969
JWS	46,060	159,859
LSC	435,684	402,187
MSI	323,190	248,492
GVDMA	240,817	403,549
GVDMC	61,173	216,705
GVIDA	192,816	66,618
GVIDC	49,670	23,192
GVIDM	516,705	526,231
IDAS	99,961	38,500
IDCS	105,219	113,930
IDMAS	254,705	53,488
IDMCS	20,957	24,591
IDMS	185,650	288,908
MMF	1,227,735	1,537,170
MMFR	2,000,206	2,309,939
NBF	79,545	110,807
NBIXA	221,994	208,810
NF	497,240	219,454
NFA	127,342	64,612
NGF	22,612	42,544
NGFA	98,230	72,911
NIIXA	179	51
NIPSIS	132,773	163,519
NIXR	711,646	1,065,215
NJMMA2	4,480	4,939
NMCIXA	264,983	92,689
NSCIXA	195,709	43,513
NVMIG6	109,369	154,465
NVTIV3	36,180	70,431
NBGF	203,348	189,320
NBGST	967,424	1,011,216
NBGT	21,785	25,261
NBPT	269,376	95,657
NBSRT	627,303	646,602
NLMB	12,510	21,525
PF	177,553	269,174
PMTRA	178,529	470,288
PUGOA	13,283	4,153
PUIGA	821	95
VRTAA	78,844	190,676
SACSA	338,547	175,792
SGRA	185,261	86,251
WFAIVD	111,343	49,870
WFENAD	39,656	4,994
WFLCCA	14,646	40,811
WFLGA	474,980	737,161

	$32,387,876	$34,209,469

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)
2021	1.30%			32,637	$11.86			$387,184	0.11%	-3.64%
2020	1.30%			31,525	12.31			388,115	0.22%	4.99%
2019	1.30%			36,198	11.73			424,472	3.35%	5.87%
2018	1.30%			34,972	11.08			387,374	4.55%	-0.35%
2017	1.30%			38,123	11.12			423,751	0.00%	0.30%
Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)
2021	1.30%			42,041	39.25			1,650,220	0.00%	23.42%
2020	1.30%			48,017	31.80			1,527,120	0.00%	24.16%
2019	1.30%			57,439	25.62			1,471,309	0.25%	35.14%
2018	1.30%			64,397	18.95			1,220,581	0.33%	-7.72%
2017	1.30%			76,645	20.54			1,574,206	0.44%	19.39%
Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)
2021	0.95%	to	1.50%	20,996	76.37	to	67.69	1,757,129	0.00%	29.38%	to	28.66%
2020	0.95%	to	1.50%	24,320	59.03	to	52.61	1,592,010	0.00%	25.74%	to	25.05%
2019	0.95%	to	1.50%	26,748	46.94	to	42.07	1,389,822	0.00%	23.53%	to	22.84%
2018	0.95%	to	1.50%	31,858	38.00	to	34.25	1,351,623	0.01%	-14.19%	to	-14.67%
2017	0.95%	to	1.50%	37,216	44.29	to	40.14	1,853,224	0.00%	9.98%	to	9.37%
American Century Disciplined Core Value Fund - Class A (ACIGA)
2021	0.95%	to	1.90%	62,665	30.06	to	24.40	1,783,896	0.81%	22.21%	to	21.04%
2020	0.95%	to	1.90%	64,070	24.60	to	20.16	1,495,976	1.68%	10.54%	to	9.48%
2019	0.95%	to	1.90%	65,158	22.25	to	18.41	1,380,115	1.82%	22.54%	to	21.37%
2018	0.95%	to	1.90%	67,685	18.16	to	15.17	1,171,845	1.59%	-7.99%	to	-8.87%
2017	0.95%	to	1.90%	74,206	19.74	to	16.65	1,400,651	2.06%	19.15%	to	18.01%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)
2021	0.95%	to	1.65%	97,547	16.02	to	15.28	1,526,678	0.01%	7.57%	to	6.81%
2020	0.95%	to	1.65%	95,299	14.89	to	14.30	1,391,359	0.38%	24.46%	to	23.58%
2019	0.95%	to	1.65%	96,842	11.96	to	11.57	1,140,160	0.73%	26.92%	to	26.03%
2018	0.95%	to	1.65%	102,286	9.43	to	9.18	952,173	1.12%	-16.10%	to	-16.70%
2017	0.95%	to	1.65%	102,279	11.24	to	11.03	1,138,808	0.77%	29.70%	to	28.78%
American Century Short-Term Government Fund: Investor Class (BSTG)
2021	0.95%	to	1.90%	47,502	13.53	to	10.98	900,523	0.37%	-1.04%	to	-1.99%
2020	0.95%	to	1.90%	52,758	13.67	to	11.20	983,375	0.71%	2.37%	to	1.38%
2019	0.95%	to	1.90%	56,103	13.36	to	11.05	1,022,212	1.82%	1.94%	to	0.96%
2018	0.95%	to	1.90%	37,634	13.10	to	10.95	783,804	1.71%	0.15%	to	-0.82%
2017	0.95%	to	1.90%	55,752	13.08	to	11.04	1,016,116	1.04%	-0.74%	to	-1.69%
American Century Disciplined Core Value Fund - Investor Class (IGF)
2021	1.30%			66,281	59.68			3,955,683	1.05%	22.10%
2020	1.30%			68,880	48.88			3,366,863	1.91%	10.43%
2019	1.30%			75,949	44.26			3,361,848	2.05%	22.37%
2018	1.30%			89,131	36.17			3,224,148	1.84%	-8.07%
2017	1.30%			96,144	39.35			3,783,285	2.40%	19.06%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Growth Fund: Investor Class (TCG)
2021	0.95%	to	1.50%	48,989	37.93	to	33.62	8,035,343	0.00%	26.28%	to	25.58%
2020	0.95%	to	1.50%	52,292	30.04	to	26.77	7,348,924	0.14%	33.93%	to	33.18%
2019	0.95%	to	1.50%	76,342	22.43	to	20.10	6,228,712	0.26%	34.11%	to	33.37%
2018	0.95%	to	1.50%	79,178	16.72	to	15.07	4,983,594	0.22%	-2.57%	to	-3.11%
2017	0.95%	to	1.50%	85,239	17.17	to	15.56	5,690,181	0.17%	28.86%	to	28.14%
American Century International Growth Fund: Class A (TCIGA)
2021	1.10%	to	1.50%	3,522	17.77	to	16.28	60,029	0.39%	6.96%	to	6.53%
2020	1.10%	to	1.50%	3,543	16.62	to	15.28	56,555	0.00%	23.90%	to	23.40%
2019	1.10%	to	1.50%	3,941	13.41	to	12.38	50,729	0.00%	26.67%	to	26.16%
2018	1.10%	to	1.50%	4,027	10.59	to	9.82	41,018	0.65%	-16.70%	to	-17.03%
2017	1.10%	to	1.50%	5,455	12.71	to	11.83	67,163	0.71%	29.29%	to	28.77%
American Century International Growth Fund: Investor Class (TCIGR)
2021	1.30%			7,055	51.79			365,350	0.62%	7.00%
2020	1.30%			7,395	48.40			357,909	0.02%	23.96%
2019	1.30%			7,942	39.04			310,076	0.08%	26.70%
2018	1.30%			9,197	30.82			283,411	0.97%	-16.61%
2017	1.30%			9,496	36.95			350,919	0.88%	29.34%
American Century Ultra(R) Fund: Investor Class (TCUL)
2021	0.95%	to	1.65%	133,846	42.12	to	36.12	11,822,688	0.00%	22.04%	to	21.18%
2020	0.95%	to	1.65%	153,239	34.51	to	29.81	11,002,720	0.00%	48.35%	to	47.31%
2019	0.95%	to	1.65%	188,556	23.26	to	20.23	8,803,898	0.00%	33.32%	to	32.38%
2018	0.95%	to	1.65%	208,758	17.45	to	15.29	7,182,418	0.00%	-0.30%	to	-1.01%
2017	0.95%	to	1.65%	228,414	17.50	to	15.44	7,958,662	0.16%	30.65%	to	29.73%
BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)
2021	0.95%	to	1.90%	83,819	38.47	to	31.22	3,578,977	0.35%	25.82%	to	24.61%
2020	0.95%	to	1.90%	87,442	30.57	to	25.05	2,980,573	0.67%	22.83%	to	21.65%
2019	0.95%	to	1.90%	93,055	24.89	to	20.59	2,599,160	1.01%	33.86%	to	32.58%
2018	0.95%	to	1.90%	108,536	18.59	to	15.53	2,290,142	1.14%	-7.28%	to	-8.17%
2017	0.95%	to	1.90%	120,151	20.05	to	16.92	2,737,977	1.18%	25.44%	to	24.24%
BNY Mellon Core Plus Fund - Class A (DMICPA)
2021	1.30%			100,974	11.68			1,179,198	2.16%	-2.14%
2020	1.30%			106,789	11.93			1,274,348	2.25%	7.95%
2019	1.30%			92,385	11.05			1,021,273	2.89%	9.43%
2018	1.30%			87,613	10.10			885,028	2.83%	1.02%		*	***
BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)
2021	0.95%	to	1.60%	25,559	25.49	to	22.79	612,699	0.40%	13.75%	to	13.01%
2020	0.95%	to	1.60%	25,798	22.41	to	20.16	545,329	0.88%	9.51%	to	8.80%
2019	0.95%	to	1.60%	29,000	20.46	to	18.53	562,067	1.43%	19.05%	to	18.27%
2018	0.95%	to	1.60%	31,957	17.19	to	15.67	522,469	1.13%	-4.92%	to	-5.55%
2017	0.95%	to	1.60%	49,698	18.08	to	16.59	858,446	0.99%	10.66%	to	9.94%
BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)
2021	0.95%	to	1.50%	1,925	33.24	to	31.43	61,054	0.00%	14.92%	to	14.28%
2020	0.95%	to	1.50%	1,949	28.93	to	27.50	54,046	0.21%	17.85%	to	17.20%
2019	0.95%	to	1.50%	2,712	24.55	to	23.47	64,379	0.17%	19.96%	to	19.30%
2018	0.95%	to	1.50%	2,955	20.46	to	19.67	58,881	0.00%	-20.27%	to	-20.71%
2017	0.95%	to	1.50%	5,806	25.66	to	24.81	144,922	0.00%	23.01%	to	22.33%
BNY Mellon S&P 500 Index Fund (DSPI)
2021	1.30%			153,460	114.70			17,601,597	0.94%	26.42%
2020	1.30%			160,456	90.73			14,558,334	1.41%	16.24%
2019	1.30%			184,395	78.05			14,392,848	1.59%	29.17%
2018	1.30%			194,994	60.43			11,783,260	1.45%	-6.12%
2017	1.30%			210,963	64.37			13,579,094	1.56%	19.68%
BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)
2021	0.95%	to	1.45%	9,252	26.11	to	23.39	443,085	0.54%	25.45%	to	24.82%
2020	0.95%	to	1.45%	12,325	20.81	to	18.74	459,298	0.83%	23.04%	to	22.42%
2019	0.95%	to	1.45%	13,266	16.91	to	15.31	430,399	1.25%	32.73%	to	32.06%
2018	0.95%	to	1.45%	14,116	12.74	to	11.59	352,255	1.62%	-5.33%	to	-5.81%
2017	0.95%	to	1.45%	17,526	13.46	to	12.31	442,537	0.87%	14.07%	to	13.50%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)
2021	1.30%			30,908	24.95			771,011	4.93%	3.98%
2020	1.30%			30,650	23.99			735,339	5.55%	5.85%
2019	1.30%			35,104	22.67			795,652	5.67%	14.66%
2018	1.30%			34,618	19.77			684,311	5.91%	-5.62%
2017	1.30%			36,769	20.95			770,131	5.47%	5.89%
Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)
2021	0.95%	to	2.05%	55,144	28.48	to	22.36	1,581,069	3.13%	-1.02%	to	-2.12%
2020	0.95%	to	2.05%	58,988	28.78	to	22.85	1,709,016	3.27%	7.79%	to	6.60%
2019	0.95%	to	2.05%	64,676	26.70	to	21.43	1,748,450	3.70%	12.77%	to	11.52%
2018	0.95%	to	2.05%	61,571	23.67	to	19.22	1,484,125	3.61%	-3.87%	to	-4.95%
2017	0.95%	to	2.05%	64,641	24.63	to	20.22	1,626,308	3.80%	5.61%	to	4.44%
Federated Hermes Equity Income Fund - Class F Shares (FEQIF)
2021	1.20%			626	21.38			13,381	0.66%	19.17%
2020	1.20%			626	17.94			11,228	1.07%	4.83%
2019	1.20%			626	17.11			10,710	1.90%	19.55%
2018	1.20%			626	14.31			8,959	1.36%	-13.01%
2017	1.20%	to	1.25%	1,838	16.45	to	16.31	30,082	1.83%	14.43%	to	14.37%
Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)
2021	0.95%	to	1.90%	55,674	33.39	to	27.10	1,688,341	4.15%	6.79%	to	5.77%
2020	0.95%	to	1.90%	58,480	31.27	to	25.62	1,667,768	5.00%	5.67%	to	4.66%
2019	0.95%	to	1.90%	67,741	29.59	to	24.48	1,833,647	4.98%	14.19%	to	13.10%
2018	0.95%	to	1.90%	66,418	25.91	to	21.65	1,583,372	5.33%	-5.59%	to	-6.50%
2017	0.95%	to	1.90%	70,919	27.45	to	23.15	1,796,306	4.64%	6.42%	to	5.40%
Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)
2021	0.95%	to	1.90%	12,993	20.68	to	16.85	249,777	1.73%	-2.43%	to	-3.37%
2020	0.95%	to	1.90%	12,663	21.20	to	17.44	250,284	2.28%	6.37%	to	5.35%
2019	0.95%	to	1.90%	13,257	19.93	to	16.55	246,759	2.71%	8.39%	to	7.35%
2018	0.95%	to	1.90%	11,498	18.38	to	15.42	198,523	2.85%	-1.68%	to	-2.63%
2017	0.95%	to	1.90%	14,555	18.70	to	15.84	255,459	2.83%	3.06%	to	2.08%
Fidelity Advisor Balanced Fund - Class M (FAB)
2021	1.30%			29,158	45.97			1,340,374	0.23%	16.07%
2020	1.30%			27,476	39.60			1,088,186	0.80%	20.23%
2019	1.30%			27,667	32.94			911,360	1.11%	21.79%
2018	1.30%			31,095	27.05			841,037	0.94%	-5.89%
2017	1.30%			36,522	28.74			1,049,605	0.88%	14.28%
Fidelity Advisor Balanced Fund: Class A (FABA)
2021	0.95%	to	1.45%	6,200	34.49	to	30.91	202,720	0.50%	16.78%	to	16.19%
2020	0.95%	to	1.45%	6,303	29.53	to	26.60	177,024	1.07%	20.95%	to	20.34%
2019	0.95%	to	1.45%	6,361	24.42	to	22.10	148,093	1.39%	22.58%	to	21.96%
2018	0.95%	to	1.50%	6,693	19.92	to	17.95	127,273	1.23%	-5.36%	to	-5.89%
2017	0.95%	to	1.50%	6,759	21.05	to	19.08	136,156	1.24%	14.99%	to	14.35%
Fidelity Advisor Equity Growth Fund: Class A (FAEGA)
2021	0.95%	to	1.65%	44,029	38.41	to	33.03	1,597,761	0.00%	21.56%	to	20.70%
2020	0.95%	to	1.65%	46,729	31.59	to	27.37	1,399,944	0.00%	42.06%	to	41.06%
2019	0.95%	to	1.65%	48,026	22.24	to	19.40	1,016,248	0.00%	32.41%	to	31.48%
2018	0.95%	to	1.65%	55,280	16.80	to	14.76	882,218	0.00%	-1.40%	to	-2.10%
2017	0.95%	to	1.65%	63,200	17.03	to	15.07	1,020,992	0.00%	33.57%	to	32.63%
Fidelity Advisor Equity Income Fund - Class M (FAEI)
2021	1.30%			28,119	48.75			1,370,748	1.47%	20.17%
2020	1.30%			33,344	40.57			1,352,666	2.15%	-0.33%
2019	1.30%			35,561	40.70			1,447,376	2.12%	25.21%
2018	1.30%			36,603	32.51			1,189,815	1.99%	-11.77%
2017	1.30%			47,085	36.84			1,734,666	1.47%	10.58%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Advisor Equity Income Fund: Class A (FAEIA)
2021	0.95%	to	1.90%	46,753	33.89	to	27.50	1,471,594	1.82%	20.90%	to	19.74%
2020	0.95%	to	1.90%	50,072	28.03	to	22.97	1,308,186	2.47%	0.26%	to	-0.70%
2019	0.95%	to	1.90%	52,922	27.96	to	23.13	1,382,899	2.36%	25.97%	to	24.76%
2018	0.95%	to	1.90%	63,901	22.19	to	18.54	1,331,028	2.30%	-11.26%	to	-12.12%
2017	0.95%	to	1.90%	78,326	25.01	to	21.10	1,843,389	1.70%	11.23%	to	10.17%
Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)
2021	1.30%			68,885	92.21			6,351,580	0.00%	9.70%
2020	1.30%			82,936	84.06			6,971,213	0.00%	66.01%
2019	1.30%			84,646	50.63			4,285,861	0.00%	38.13%
2018	1.30%			85,469	36.66			3,132,940	0.00%	12.33%
2017	1.30%			90,186	32.63			2,943,047	0.00%	32.63%
Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)
2021	0.95%	to	1.50%	32,210	56.82	to	50.36	1,716,999	0.00%	10.34%	to	9.73%
2020	0.95%	to	1.50%	37,492	51.49	to	45.89	1,817,797	0.00%	67.01%	to	66.08%
2019	0.95%	to	1.50%	37,434	30.83	to	27.63	1,092,051	0.00%	38.93%	to	38.16%
2018	0.95%	to	1.50%	30,026	22.19	to	20.00	632,498	0.00%	12.99%	to	12.36%
2017	0.95%	to	1.50%	33,568	19.64	to	17.80	628,547	0.00%	33.41%	to	32.67%
Fidelity Advisor High Income Advantage Fund - Class M (FAHY)
2021	1.10%	to	1.90%	11,331	37.53	to	31.47	522,788	2.97%	10.02%	to	9.13%
2020	0.95%	to	1.90%	13,949	35.20	to	28.84	563,680	3.83%	7.61%	to	6.58%
2019	0.95%	to	1.90%	14,074	32.71	to	27.06	530,944	4.34%	16.30%	to	15.19%
2018	1.10%	to	1.90%	13,866	27.34	to	23.49	453,736	5.20%	-6.46%	to	-7.22%
2017	1.10%	to	1.90%	15,044	29.23	to	25.32	520,828	4.71%	10.14%	to	9.25%
Fidelity Asset Manager 50% (FAM)
2021	1.30%			25,365	47.47			1,204,105	1.49%	8.43%
2020	1.30%			27,960	43.78			1,224,154	1.35%	13.23%
2019	1.30%			30,938	38.67			1,196,281	1.83%	16.72%
2018	1.30%			33,829	33.13			1,120,701	1.66%	-6.61%
2017	1.30%			40,100	35.47			1,422,505	1.41%	12.59%
Fidelity Advisor Overseas Fund: Class A (FAOA)
2021	1.25%	to	1.50%	56	21.04	to	19.94	1,154	0.00%	17.44%	to	17.14%
2020	1.25%	to	1.50%	56	17.92	to	17.02	983	0.00%	13.27%	to	12.99%
2019	1.25%	to	1.50%	56	15.82	to	15.06	869	1.47%	25.79%	to	25.47%
2018	1.20%	to	1.50%	63	12.69	to	12.01	793	0.85%	-16.09%	to	-16.35%
2017	1.20%	to	1.50%	63	15.13	to	14.35	947	0.95%	28.09%	to	27.71%
Fidelity Capital & Income Fund (FCI)
2021	1.30%			1,072	207.36			222,286	3.40%	10.20%
2020	1.30%			1,216	188.16			228,808	4.15%	8.81%
2019	1.30%			1,226	172.93			212,017	4.39%	17.39%
2018	1.30%			1,250	147.31			184,140	4.75%	-7.01%
2017	1.30%			1,359	158.42			215,286	4.05%	10.20%
Fidelity Equity-Income Fund (FEI)
2021	1.30%			21,208	267.17			5,666,240	1.54%	22.77%
2020	1.30%			25,056	217.63			5,452,937	1.68%	5.39%
2019	1.30%			26,064	206.49			5,382,040	1.89%	26.24%
2018	1.30%			28,326	163.57			4,633,383	2.35%	-9.61%
2017	1.30%			31,047	180.96			5,618,364	2.02%	11.89%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	1.30%			24	48.97			1,175	4.61%	3.05%
2020	1.30%			38	47.52			1,806	4.44%	1.41%
2019	1.30%			55	46.86			2,577	4.72%	13.61%
2018	1.30%			69	41.25			2,846	5.63%	-4.55%
2017	1.30%			69	43.21			2,982	5.37%	5.55%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Magellan(R) Fund (FMG)
2021	1.30%			85,966	108.38			9,317,174	0.00%	25.33%
2020	1.30%			93,663	86.48			8,099,517	0.00%	26.67%
2019	1.30%			101,880	68.27			6,955,133	0.45%	29.46%
2018	1.30%			113,180	52.73			5,968,526	0.56%	-6.84%
2017	1.30%			124,033	56.60			7,020,822	0.80%	24.88%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	0.95%	to	1.65%	140,692	16.27	to	15.52	2,236,690	0.33%	18.26%	to	17.42%
2020	0.95%	to	1.65%	160,474	13.76	to	13.22	2,165,171	0.22%	14.24%	to	13.43%
2019	0.95%	to	1.65%	163,313	12.05	to	11.65	1,935,601	1.48%	26.29%	to	25.40%
2018	0.95%	to	1.65%	180,351	9.54	to	9.29	1,698,786	1.25%	-15.87%	to	-16.47%
2017	0.95%	to	1.65%	195,457	11.34	to	11.12	2,195,778	1.31%	28.76%	to	27.85%
Fidelity Puritan Fund (FPR)
2021	1.30%			81,751	95.77			7,829,354	0.96%	17.39%
2020	1.30%			96,892	81.58			7,904,669	1.19%	19.00%
2019	1.30%			101,414	68.56			6,952,860	1.58%	19.68%
2018	1.30%			112,567	57.29			6,448,696	1.53%	-5.42%
2017	1.30%			103,573	60.57			6,273,225	1.38%	17.21%
Franklin Mutual U.S. Value Fund - Class A (FRBSI)
2021	0.95%	to	1.65%	31,488	46.53	to	40.02	1,360,672	1.16%	26.47%	to	25.58%
2020	0.95%	to	1.65%	32,113	36.79	to	31.87	1,103,159	4.03%	-3.39%	to	-4.07%
2019	0.95%	to	1.65%	35,356	38.08	to	33.22	1,260,997	1.53%	23.30%	to	22.43%
2018	0.95%	to	1.65%	38,537	30.88	to	27.13	1,119,069	1.18%	-13.28%	to	-13.90%
2017	0.95%	to	1.65%	39,135	35.61	to	31.51	1,315,948	1.09%	11.37%	to	10.59%
Franklin Small-Mid Cap Growth Fund: Class A (FSCG)
2021	0.95%	to	1.80%	47,324	35.92	to	29.80	1,573,726	0.00%	8.86%	to	7.93%
2020	0.95%	to	1.80%	53,598	33.00	to	27.61	1,648,650	0.00%	54.48%	to	53.15%
2019	0.95%	to	1.80%	54,476	21.36	to	18.03	1,089,786	0.00%	30.56%	to	29.44%
2018	0.95%	to	1.80%	62,284	16.36	to	13.93	962,905	0.00%	-5.51%	to	-6.33%
2017	0.95%	to	1.80%	59,837	17.32	to	14.87	981,938	0.00%	20.38%	to	19.35%
Templeton Foreign Fund - Class A (TFF)
2021	0.95%	to	1.50%	18,863	21.59	to	19.13	539,637	3.59%	4.07%	to	3.49%
2020	0.95%	to	1.50%	21,065	20.74	to	18.49	581,758	1.47%	-1.43%	to	-1.98%
2019	0.95%	to	1.65%	22,304	21.05	to	18.31	623,596	3.15%	11.39%	to	10.61%
2018	0.95%	to	1.65%	25,715	18.89	to	16.55	647,117	2.20%	-15.81%	to	-16.41%
2017	0.95%	to	1.65%	27,662	22.44	to	19.80	826,133	1.38%	15.97%	to	15.15%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.95%	to	1.65%	138,512	9.30	to	8.81	1,254,721	1.86%	3.17%	to	2.44%
2020	0.95%	to	1.65%	144,176	9.01	to	8.60	1,270,667	3.37%	-2.10%	to	-2.79%
2019	0.95%	to	1.65%	142,048	9.21	to	8.84	1,283,217	1.71%	11.46%	to	10.67%
2018	0.95%	to	1.65%	171,382	8.26	to	7.99	1,393,865	2.59%	-16.25%	to	-16.85%
2017	0.95%	to	1.65%	202,796	9.86	to	9.61	1,975,555	2.59%	15.59%	to	14.77%
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
2021	0.95%	to	1.90%	99,594	33.69	to	27.34	3,359,199	3.02%	17.94%	to	16.81%
2020	0.95%	to	1.90%	102,684	28.56	to	23.41	2,948,122	1.96%	-5.50%	to	-6.41%
2019	0.95%	to	1.90%	111,140	30.23	to	25.01	3,390,590	2.33%	21.70%	to	20.53%
2018	0.95%	to	1.90%	121,736	24.84	to	20.75	3,055,225	1.55%	-10.04%	to	-10.91%
2017	0.95%	to	1.90%	135,171	27.61	to	23.29	3,785,210	1.96%	7.18%	to	6.16%
Invesco Real Estate Fund: Class A (AREA)
2021	0.95%	to	1.90%	27,989	23.88	to	21.56	645,691	0.96%	39.65%	to	38.31%
2020	0.95%	to	1.90%	28,184	17.10	to	15.59	467,396	1.51%	-11.62%	to	-12.47%
2019	0.95%	to	1.90%	32,033	19.35	to	17.81	601,965	1.55%	26.56%	to	25.35%
2018	0.95%	to	1.90%	36,108	15.29	to	14.21	538,034	1.31%	-6.56%	to	-7.47%
2017	0.95%	to	1.90%	41,301	16.36	to	15.35	662,047	1.13%	7.41%	to	6.38%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Small Cap Growth Fund: Investor Class (ASCGI)
2021	0.95%	to	1.65%	11,511	47.09	to	42.11	514,327	0.00%	6.41%	to	5.65%
2020	0.95%	to	1.65%	13,365	44.25	to	39.86	566,140	0.00%	55.62%	to	54.52%
2019	0.95%	to	1.65%	12,428	28.44	to	25.80	340,606	0.00%	23.16%	to	22.29%
2018	0.95%	to	1.65%	15,651	23.09	to	21.09	349,273	0.00%	-9.90%	to	-10.54%
2017	0.95%	to	1.65%	14,245	25.63	to	23.58	353,637	0.00%	23.76%	to	22.89%
Invesco Capital Appreciation Fund - Class A (OCAF)
2021	0.95%	to	1.80%	50,498	32.49	to	27.05	1,541,541	0.00%	21.18%	to	20.14%
2020	0.95%	to	1.80%	52,854	26.81	to	22.52	1,337,687	0.00%	34.99%	to	33.83%
2019	0.95%	to	1.80%	56,766	19.86	to	16.82	1,066,303	0.00%	34.77%	to	33.61%
2018	0.95%	to	1.80%	61,506	14.74	to	12.59	859,493	0.00%	-6.86%	to	-7.66%
2017	0.95%	to	1.80%	65,518	15.82	to	13.64	986,720	0.01%	25.33%	to	24.26%
Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)
2021	0.95%	to	1.65%	367,629	17.52	to	17.31	6,406,069	0.00%	17.74%	to	16.90%
2020	0.95%	to	1.65%	392,234	14.88	to	14.81	5,823,868	0.00%	48.81%	to	48.07%	****
Invesco Global Fund - Class A (OGF)
2021	0.95%	to	1.90%	42,278	41.22	to	33.45	3,875,157	0.00%	14.27%	to	13.17%
2020	0.95%	to	1.90%	46,612	36.07	to	29.56	3,866,634	0.00%	26.41%	to	25.20%
2019	0.95%	to	1.90%	51,109	28.54	to	23.61	3,438,951	0.56%	30.32%	to	29.07%
2018	0.95%	to	1.90%	54,197	21.90	to	18.29	2,800,520	0.39%	-14.38%	to	-15.21%
2017	0.95%	to	1.90%	61,971	25.58	to	21.57	3,770,154	0.56%	34.95%	to	33.66%
Invesco Global Strategic Income Fund - Class A (OSI)
2021	0.95%	to	1.60%	18,375	23.22	to	20.19	399,604	1.26%	-4.16%	to	-4.79%
2020	0.95%	to	1.60%	17,926	24.23	to	21.21	408,562	2.89%	2.52%	to	1.85%
2019	0.95%	to	1.60%	17,971	23.63	to	20.82	401,216	4.66%	9.51%	to	8.79%
2018	0.95%	to	1.60%	20,136	21.58	to	19.14	411,565	5.01%	-5.60%	to	-6.22%
2017	0.95%	to	1.60%	19,650	22.86	to	20.41	427,032	4.25%	5.21%	to	4.52%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2021	0.95%	to	1.90%	292,255	22.32	to	20.73	6,355,161	0.00%	14.08%	to	12.98%
2020	0.95%	to	1.90%	313,190	19.56	to	18.35	5,991,654	0.44%	26.13%	to	24.92%
2019	0.95%	to	1.90%	343,476	15.51	to	14.69	5,226,727	0.64%	30.21%	to	28.96%
2018	0.95%	to	1.90%	362,852	11.91	to	11.39	4,254,538	0.77%	-14.22%	to	-15.05%
2017	0.95%	to	1.90%	398,744	13.89	to	13.41	5,468,805	0.71%	35.03%	to	33.74%
Invesco Equity and Income Fund: Class A (VKEIA)
2021	1.10%	to	2.05%	1,796	22.45	to	20.27	39,319	1.23%	16.72%	to	15.60%
2020	1.10%	to	2.05%	2,163	19.24	to	17.53	40,750	1.83%	8.76%	to	7.72%
2019	1.10%	to	2.05%	2,311	17.69	to	16.28	40,126	1.64%	18.75%	to	17.61%
2018	0.95%	to	2.05%	4,878	15.07	to	13.84	71,477	1.16%	-10.52%	to	-11.52%
2017	0.95%	to	2.05%	27,262	16.84	to	15.64	447,217	2.03%	9.83%	to	8.62%
Invesco Growth and Income Fund: Class A (VKGIA)
2021	0.95%	to	1.60%	28,053	46.27	to	40.91	1,228,620	1.02%	27.41%	to	26.58%
2020	0.95%	to	1.60%	24,418	36.31	to	32.32	840,965	2.09%	1.37%	to	0.71%
2019	0.95%	to	1.60%	24,802	35.82	to	32.10	845,205	1.87%	24.06%	to	23.25%
2018	0.95%	to	1.65%	27,518	28.87	to	25.84	759,105	1.51%	-14.29%	to	-14.90%
2017	0.95%	to	1.65%	31,988	33.69	to	30.36	1,034,065	1.77%	13.13%	to	12.33%
Delaware Ivy Small Cap Growth Fund - Class A (WRSCGA)
2021	0.95%	to	1.50%	26,232	15.72	to	15.39	407,132	0.83%	3.02%	to	2.45%
2020	0.95%	to	1.50%	28,559	15.26	to	15.02	431,760	0.00%	37.17%	to	36.41%
2019	0.95%	to	1.50%	32,642	11.12	to	11.01	360,977	0.00%	22.58%	to	21.89%
2018	0.95%	to	1.50%	37,612	9.07	to	9.03	340,483	0.00%	-9.25%	to	-9.68%	****
Janus Henderson Forty Fund - Class T (JAFRT)
2021	0.95%	to	1.90%	896,525	25.53	to	24.41	22,520,973	0.00%	21.61%	to	20.44%
2020	0.95%	to	1.90%	1,003,808	21.00	to	20.26	20,809,192	0.00%	37.64%	to	36.32%
2019	0.95%	to	1.90%	1,057,871	15.25	to	14.87	15,987,685	0.19%	35.36%	to	34.06%
2018	0.95%	to	1.90%	1,151,834	11.27	to	11.09	12,904,536	0.00%	0.35%	to	-0.62%
2017	0.95%	to	1.90%	1,317,073	11.23	to	11.16	14,755,516	0.78%	12.29%	to	11.57%	****

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson Balanced Fund: Class S (JBS)
2021	0.95%	to	1.65%	51,896	32.62	to	29.85	1,647,096	0.51%	15.64%	to	14.82%
2020	0.95%	to	1.65%	55,370	28.21	to	26.00	1,518,999	1.16%	12.83%	to	12.03%
2019	0.95%	to	1.65%	66,573	25.00	to	23.21	1,623,375	1.81%	20.94%	to	20.08%
2018	0.95%	to	1.65%	73,482	20.67	to	19.33	1,485,943	1.45%	-0.69%	to	-1.40%
2017	0.95%	to	1.65%	58,276	20.82	to	19.60	1,188,936	1.63%	16.93%	to	16.11%
Janus Henderson Research Fund - Class T (JMERC)
2021	0.95%	to	2.05%	251,188	22.75	to	21.59	5,622,904	0.00%	19.13%	to	17.81%
2020	0.95%	to	2.05%	269,799	19.09	to	18.32	5,087,018	0.06%	31.38%	to	29.92%
2019	0.95%	to	2.05%	290,454	14.53	to	14.10	4,182,645	0.52%	33.99%	to	32.51%
2018	0.95%	to	2.05%	318,110	10.85	to	10.64	3,430,394	0.19%	-3.81%	to	-4.88%
2017	0.95%	to	2.05%	353,367	11.27	to	11.19	3,975,025	0.47%	12.75%	to	11.91%	****
Janus Henderson Overseas Fund - Class S (JOS)
2021	0.95%	to	1.45%	4,650	15.09	to	14.16	67,551	0.79%	11.66%	to	11.10%
2020	0.95%	to	1.45%	3,850	13.51	to	12.75	50,482	0.70%	15.15%	to	14.57%
2019	0.95%	to	1.45%	3,732	11.73	to	11.13	42,637	1.68%	25.51%	to	24.88%
2018	0.95%	to	1.45%	4,306	9.35	to	8.91	39,382	0.48%	-16.40%	to	-16.83%
2017	0.95%	to	1.50%	5,658	11.18	to	10.67	61,690	1.66%	29.67%	to	28.95%
Janus Henderson Global Research Fund - Class T (JWF)
2021	1.25%	to	1.45%	44,597	16.26	to	15.56	1,830,906	0.38%	16.39%	to	16.15%
2020	1.10%	to	1.45%	52,635	14.42	to	13.40	1,802,394	0.36%	18.74%	to	18.31%
2019	1.10%	to	1.45%	59,080	12.14	to	11.32	1,715,119	1.06%	27.36%	to	26.91%
2018	1.10%	to	1.45%	64,148	9.53	to	8.92	1,469,257	0.69%	-8.01%	to	-8.33%
2017	1.10%	to	1.45%	70,278	10.36	to	9.73	1,758,060	0.63%	25.36%	to	24.92%
Janus Henderson Global Research Fund - Class S (JWS)
2021	0.95%	to	1.65%	7,552	37.01	to	33.87	267,186	0.00%	16.45%	to	15.63%
2020	0.95%	to	1.65%	11,309	31.78	to	29.29	347,953	0.00%	18.58%	to	17.74%
2019	0.95%	to	1.65%	11,908	26.80	to	24.88	309,922	1.01%	27.25%	to	26.35%
2018	0.95%	to	1.65%	13,059	21.06	to	19.69	267,897	0.53%	-8.11%	to	-8.77%
2017	0.95%	to	1.65%	13,537	22.92	to	21.58	302,976	0.33%	25.25%	to	24.37%
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)
2021	0.95%	to	1.90%	44,105	54.57	to	44.28	2,472,272	0.01%	18.45%	to	17.32%
2020	0.95%	to	1.90%	49,249	46.07	to	37.75	2,339,005	0.16%	5.10%	to	4.09%
2019	0.95%	to	1.90%	55,108	43.83	to	36.26	2,499,497	0.00%	28.28%	to	27.05%
2018	0.95%	to	1.90%	57,855	34.17	to	28.54	2,052,527	0.02%	-14.32%	to	-15.15%
2017	0.95%	to	1.90%	78,640	39.88	to	33.64	3,264,625	0.27%	12.74%	to	11.67%
MFS Income Fund - Class A (MSI)
2021	1.30%			53,048	22.49			1,193,172	2.23%	-1.59%
2020	1.30%			50,739	22.86			1,159,722	2.71%	8.03%
2019	1.30%			46,205	21.16			977,628	3.10%	9.89%
2018	1.30%			59,905	19.26			1,153,477	3.00%	-3.66%
2017	1.30%			66,292	19.99			1,324,966	3.16%	4.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	1.30%			127,336	28.46			3,623,915	0.15%	12.15%
2020	1.30%			133,981	25.38			3,399,943	0.21%	10.87%
2019	1.30%			161,061	22.89			3,686,471	2.08%	20.24%
2018	1.30%			169,524	19.04			3,226,909	1.60%	-8.93%
2017	1.30%			184,151	20.90			3,849,176	1.67%	15.17%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	1.30%			41,590	19.97			830,394	0.21%	5.32%
2020	1.30%			49,458	18.96			937,600	0.14%	7.14%
2019	1.30%			49,977	17.69			884,288	2.27%	12.01%
2018	1.30%			51,175	15.80			808,412	1.98%	-4.99%
2017	1.30%			48,725	16.63			810,137	1.99%	7.80%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	1.30%			61,184	30.84			1,886,618	0.13%	14.00%
2020	1.30%			57,279	27.05			1,549,277	0.23%	11.35%
2019	1.30%			61,243	24.29			1,487,648	1.90%	22.12%
2018	1.30%			72,796	19.89			1,447,944	1.50%	-10.05%
2017	1.30%			72,036	22.11			1,592,849	1.61%	16.89%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	1.30%			41,588	15.95			663,503	0.23%	1.41%
2020	1.30%			39,726	15.73			624,954	0.10%	5.33%
2019	1.30%			45,473	14.94			679,178	2.22%	8.11%
2018	1.30%			43,920	13.82			606,779	1.58%	-3.09%
2017	1.30%			69,092	14.26			984,947	1.97%	4.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.95%	to	1.45%	151,519	26.20	to	24.57	3,644,949	0.19%	9.27%	to	8.71%
2020	0.95%	to	1.45%	151,564	23.98	to	22.60	3,350,575	0.14%	9.30%	to	8.74%
2019	0.95%	to	1.45%	150,628	21.94	to	20.78	3,057,514	2.25%	16.63%	to	16.04%
2018	0.95%	to	1.45%	152,818	18.81	to	17.91	2,669,323	1.80%	-6.58%	to	-7.06%
2017	0.95%	to	1.45%	160,285	20.14	to	19.27	3,009,770	1.82%	11.86%	to	11.29%
Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)
2021	0.95%	to	1.50%	50,395	29.22	to	25.96	1,364,419	3.76%	16.04%	to	15.39%
2020	0.95%	to	1.50%	50,627	25.18	to	22.50	1,185,931	6.19%	12.21%	to	11.59%
2019	0.95%	to	1.50%	57,100	22.44	to	20.16	1,196,935	4.23%	24.70%	to	24.01%
2018	0.95%	to	1.50%	59,103	18.00	to	16.26	997,398	2.03%	-11.02%	to	-11.52%
2017	0.95%	to	1.60%	63,687	20.23	to	18.06	1,215,807	2.21%	18.63%	to	17.85%
Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)
2021	0.95%	to	1.65%	26,389	18.38	to	15.81	458,193	2.09%	2.62%	to	1.90%
2020	0.95%	to	1.50%	26,861	17.91	to	16.00	462,867	2.99%	7.10%	to	6.50%
2019	0.95%	to	1.50%	27,412	16.72	to	15.02	442,685	2.66%	9.31%	to	8.70%
2018	0.95%	to	1.50%	28,177	15.30	to	13.82	417,591	2.12%	-3.23%	to	-3.77%
2017	0.95%	to	1.50%	36,099	15.81	to	14.36	550,493	2.02%	4.75%	to	4.17%
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)
2021	0.95%	to	1.90%	131,652	28.23	to	23.00	3,454,039	3.67%	13.59%	to	12.50%
2020	0.95%	to	1.90%	129,497	24.85	to	20.44	3,002,258	6.09%	11.67%	to	10.60%
2019	0.95%	to	1.90%	147,423	22.25	to	18.48	3,083,634	4.28%	22.76%	to	21.58%
2018	0.95%	to	1.90%	147,174	18.13	to	15.20	2,515,573	2.15%	-9.59%	to	-10.47%
2017	0.95%	to	1.90%	163,932	20.05	to	16.98	3,119,912	2.32%	16.53%	to	15.42%
Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)
2021	0.95%	to	1.60%	22,075	22.12	to	19.23	459,141	2.65%	6.40%	to	5.70%
2020	0.95%	to	1.60%	22,655	20.79	to	18.20	444,313	4.26%	8.66%	to	7.95%
2019	0.95%	to	1.60%	24,416	19.13	to	16.86	442,019	3.20%	13.89%	to	13.15%
2018	0.95%	to	1.60%	26,865	16.80	to	14.90	427,117	2.02%	-5.33%	to	-5.96%
2017	0.95%	to	1.60%	35,049	17.75	to	15.84	589,045	2.08%	8.50%	to	7.79%
Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)
2021	0.95%	to	1.90%	132,570	25.05	to	20.41	3,079,045	3.07%	10.25%	to	9.20%
2020	0.95%	to	1.90%	142,682	22.72	to	18.69	3,011,122	5.47%	9.88%	to	8.83%
2019	0.95%	to	1.90%	147,288	20.68	to	17.18	2,840,083	3.84%	18.63%	to	17.50%
2018	0.95%	to	1.90%	159,027	17.43	to	14.62	2,595,713	2.11%	-7.45%	to	-8.34%
2017	0.95%	to	1.90%	180,567	18.83	to	15.95	3,199,096	2.21%	12.56%	to	11.49%
Nationwide Government Money Market Fund - Investor Shares (MMF)
2021	1.30%			193,258	21.87	to	27.72	4,234,907	0.00%	-1.30%
2020	1.30%			204,444	22.16	to	27.90	4,544,348	0.20%	-1.08%
2019	1.30%			161,050	22.40	to	28.39	3,626,650	1.72%	0.41%
2018	1.30%			161,834	22.31	to	28.27	3,637,589	1.30%	0.00%
2017	1.30%			215,314	22.31	to	28.27	4,809,527	0.32%	-0.97%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Government Money Market Fund - Service Class (MMFR)
2021	0.95%	to	1.90%	151,119	10.53	to	8.55	1,492,191	0.00%	-0.95%	to	-1.90%
2020	0.95%	to	1.90%	179,882	10.63	to	8.71	1,801,905	0.18%	-0.77%	to	-1.72%
2019	0.95%	to	1.90%	163,972	10.72	to	8.87	1,657,893	1.52%	0.55%	to	-0.41%
2018	0.95%	to	1.90%	204,741	10.66	to	8.90	2,077,965	1.11%	0.16%	to	-0.80%
2017	0.95%	to	1.90%	202,838	10.64	to	8.98	2,059,930	0.19%	-0.74%	to	-1.69%
Nationwide Bond Fund - Institutional Service Class (NBF)
2021	0.95%	to	2.05%	21,221	23.76	to	18.65	1,357,714	2.01%	-1.89%	to	-2.98%
2020	0.95%	to	2.05%	21,867	24.22	to	19.22	1,441,792	2.47%	6.37%	to	5.19%
2019	0.95%	to	2.05%	13,920	22.77	to	18.28	1,087,334	2.93%	7.75%	to	6.55%
2018	0.95%	to	2.05%	15,659	21.13	to	17.15	1,103,185	3.04%	-0.86%	to	-1.97%
2017	0.95%	to	2.05%	23,410	21.31	to	17.50	1,506,534	2.68%	2.91%	to	1.77%
Nationwide Bond Index Fund: Class A (NBIXA)
2021	0.95%	to	1.50%	16,033	18.75	to	16.66	280,328	1.56%	-3.21%	to	-3.75%
2020	0.95%	to	1.50%	15,712	19.37	to	17.31	285,183	1.80%	5.59%	to	5.00%
2019	0.95%	to	1.50%	14,392	18.35	to	16.48	247,989	2.30%	7.04%	to	6.45%
2018	0.95%	to	1.50%	14,410	17.14	to	15.49	232,791	2.18%	-1.70%	to	-2.24%
2017	0.95%	to	1.50%	19,639	17.44	to	15.84	319,947	1.94%	1.91%	to	1.35%
Nationwide Fund - Institutional Service Class (NF)
2021	0.95%	to	1.65%	23,180	37.33	to	32.01	3,666,413	0.51%	23.79%	to	22.91%
2020	0.95%	to	1.65%	23,473	30.15	to	26.04	3,104,107	0.83%	21.45%	to	20.59%
2019	0.95%	to	1.65%	24,090	24.83	to	21.60	2,802,814	0.98%	29.71%	to	28.79%
2018	0.95%	to	1.65%	28,542	19.14	to	16.77	2,422,628	0.97%	-7.17%	to	-7.83%
2017	0.95%	to	1.65%	27,173	20.62	to	18.19	2,772,873	1.08%	19.06%	to	18.22%
Nationwide Fund - Class A (NFA)
2021	0.95%	to	1.60%	29,898	35.79	to	33.32	1,032,722	0.31%	23.51%	to	22.70%
2020	0.95%	to	1.60%	31,529	28.98	to	27.16	884,616	0.64%	21.21%	to	20.42%
2019	0.95%	to	1.60%	40,728	23.91	to	22.55	945,329	0.72%	29.35%	to	28.50%
2018	0.95%	to	1.60%	42,664	18.48	to	17.55	768,014	0.57%	-7.39%	to	-8.00%
2017	0.95%	to	1.60%	53,849	19.96	to	19.08	1,050,589	0.82%	18.77%	to	18.00%
Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 (NGF)
2021	0.95%	to	1.30%	2,023	29.16	to	352.65	316,094	0.70%	29.05%	to	28.59%
2020	0.95%	to	1.30%	2,233	22.60	to	274.24	280,097	1.19%	18.06%	to	17.65%
2019	0.95%	to	1.35%	2,289	19.14	to	17.67	246,499	1.57%	36.25%	to	35.70%
2018	0.95%	to	1.35%	2,483	14.05	to	13.02	213,320	0.73%	-2.28%	to	-2.68%
2017	0.95%	to	1.35%	3,074	14.37	to	13.38	238,635	0.40%	25.95%	to	25.44%
Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A (NGFA)
2021	0.95%	to	1.45%	16,885	57.29	to	52.30	914,106	0.47%	28.80%	to	28.16%
2020	0.95%	to	1.45%	17,589	44.48	to	40.81	740,974	0.97%	17.60%	to	17.01%
2019	0.95%	to	1.45%	21,876	37.82	to	34.87	785,089	1.46%	35.82%	to	35.14%
2018	0.95%	to	1.45%	22,577	27.85	to	25.81	598,797	0.47%	-2.55%	to	-3.04%
2017	0.95%	to	1.45%	24,266	28.58	to	26.62	662,537	0.16%	25.65%	to	25.02%
Nationwide International Index Fund: Class A (NIIXA)
2021	1.10%	to	1.45%	284	17.86	to	16.56	5,002	3.66%	9.41%	to	9.02%
2020	1.10%	to	1.45%	284	16.32	to	15.19	4,575	1.81%	6.10%	to	5.73%
2019	1.10%	to	1.45%	284	15.39	to	14.37	4,314	2.98%	20.21%	to	19.78%
2018	1.10%	to	1.45%	284	12.80	to	12.00	3,591	3.11%	-15.04%	to	-15.35%
2017	1.10%	to	1.45%	284	15.07	to	14.17	4,229	2.64%	23.37%	to	22.94%
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
2021	0.95%	to	1.90%	125,547	11.96	to	11.50	1,481,498	4.26%	3.97%	to	2.98%
2020	0.95%	to	1.90%	133,543	11.50	to	11.17	1,520,917	1.18%	9.77%	to	8.72%
2019	0.95%	to	1.90%	134,581	10.48	to	10.27	1,400,926	1.65%	7.16%	to	6.14%
2018	0.95%	to	1.90%	138,247	9.78	to	9.68	1,347,143	1.77%	-2.57%	to	-3.51%
2017	0.95%	to	1.90%	170,374	10.04	to	10.03	1,709,312	0.60%	0.35%	to	0.28%	****

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide S&P 500 Index Fund: Service Class (NIXR)
2021	0.95%	to	2.05%	160,449	35.27	to	27.69	5,892,287	0.73%	26.71%	to	25.30%
2020	0.95%	to	2.05%	178,551	27.83	to	22.10	5,162,143	1.34%	16.70%	to	15.40%
2019	0.95%	to	2.05%	178,322	23.85	to	19.15	4,387,364	1.84%	29.53%	to	28.09%
2018	0.95%	to	2.05%	192,082	18.41	to	14.95	3,650,570	1.57%	-5.90%	to	-6.95%
2017	0.95%	to	2.05%	208,153	19.57	to	16.07	4,201,831	1.40%	20.02%	to	18.69%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2021	1.30%			471	10.68			5,032	3.66%	5.68%
2020	1.30%			551	10.11			5,570	0.21%	0.19%		*	***
Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)
2021	0.95%	to	1.65%	22,814	50.79	to	43.68	1,093,016	0.65%	22.75%	to	21.88%
2020	0.95%	to	1.65%	21,007	41.38	to	35.84	828,133	0.90%	11.72%	to	10.93%
2019	0.95%	to	1.65%	21,793	37.03	to	32.31	769,409	1.00%	24.15%	to	23.27%
2018	0.95%	to	1.65%	23,398	29.83	to	26.21	666,435	1.19%	-12.49%	to	-13.11%
2017	0.95%	to	1.65%	28,824	34.09	to	30.16	934,761	0.79%	14.35%	to	13.54%
Nationwide Small Cap Index Fund: Class A (NSCIXA)
2021	0.95%	to	1.50%	16,719	42.29	to	37.58	657,264	0.38%	12.96%	to	12.33%
2020	0.95%	to	1.50%	13,644	37.44	to	33.45	481,534	0.72%	18.46%	to	17.80%
2019	0.95%	to	1.65%	14,288	31.61	to	27.58	425,994	0.86%	23.65%	to	22.78%
2018	0.95%	to	1.65%	15,457	25.56	to	22.46	373,302	0.72%	-12.29%	to	-12.92%
2017	0.95%	to	1.65%	17,694	29.15	to	25.79	489,052	0.71%	12.89%	to	12.10%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2021	1.15%	to	1.40%	35,753	20.21	to	19.52	708,484	0.20%	-2.55%	to	-2.79%
2020	1.15%	to	1.40%	38,451	20.74	to	20.08	782,405	0.79%	49.02%	to	48.65%
2019	1.15%	to	1.40%	27,699	13.92	to	13.51	378,798	0.88%	31.31%	to	30.98%
2018	1.15%	to	1.30%	34,099	10.60	to	10.43	355,728	1.11%	-17.63%	to	-17.76%
2017	1.15%	to	1.45%	31,516	12.87	to	12.49	399,786	1.03%	24.10%	to	23.72%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	1.10%	to	1.40%	14,665	18.28	to	17.59	261,745	2.35%	9.19%	to	8.85%
2020	1.10%	to	1.40%	16,839	16.74	to	16.16	275,737	1.37%	4.02%	to	3.71%
2019	1.10%	to	1.40%	15,765	16.09	to	15.58	248,698	2.62%	11.25%	to	10.91%
2018	1.10%	to	1.40%	13,396	14.46	to	14.05	190,108	1.83%	-16.62%	to	-16.88%
2017	1.10%	to	1.40%	16,526	17.35	to	16.90	281,804	2.00%	21.37%	to	21.00%
Neuberger Berman Guardian Fund - Investor Class (NBGF)
2021	1.30%			21,666	93.19			2,019,018	0.10%	25.95%
2020	1.30%			23,566	73.99			1,743,598	0.22%	32.83%
2019	1.30%			24,979	55.70			1,391,357	0.36%	34.84%
2018	1.30%			28,044	41.31			1,158,495	0.58%	-8.14%
2017	1.30%			31,558	44.97			1,419,226	0.62%	23.58%
Neuberger Berman Genesis Fund - Trust Class (NBGST)
2021	0.95%	to	1.90%	75,663	97.98	to	79.52	7,146,686	0.00%	16.93%	to	15.81%
2020	0.95%	to	1.90%	83,086	83.79	to	68.66	6,735,212	0.00%	23.55%	to	22.37%
2019	0.95%	to	1.90%	99,042	67.82	to	56.11	6,522,599	0.01%	28.10%	to	26.87%
2018	0.95%	to	1.90%	119,203	52.94	to	44.23	6,148,037	0.00%	-7.63%	to	-8.52%
2017	0.95%	to	1.90%	137,963	57.32	to	48.35	7,720,565	0.08%	14.40%	to	13.31%
Neuberger Berman Guardian Fund - Trust Class (NBGT)
2021	0.95%	to	1.45%	4,359	51.03	to	45.73	211,320	0.02%	26.16%	to	25.53%
2020	0.95%	to	1.45%	4,843	40.45	to	36.43	187,012	0.15%	33.04%	to	32.37%
2019	0.95%	to	1.45%	4,990	30.40	to	27.52	145,223	0.17%	35.05%	to	34.37%
2018	0.95%	to	1.45%	7,659	22.51	to	20.48	164,652	0.43%	-8.02%	to	-8.48%
2017	0.95%	to	1.45%	8,075	24.47	to	22.38	189,241	0.74%	23.92%	to	23.30%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)
2021	0.95%	to	1.90%	7,326	41.81	to	33.93	292,404	2.51%	26.61%	to	25.40%
2020	0.95%	to	1.90%	3,716	33.03	to	27.06	115,053	1.03%	13.19%	to	12.10%
2019	0.95%	to	1.90%	5,272	29.18	to	24.14	143,291	2.20%	22.55%	to	21.37%
2018	0.95%	to	1.90%	3,540	23.81	to	19.89	80,203	1.34%	-2.09%	to	-3.04%
2017	0.95%	to	1.90%	6,076	24.32	to	20.51	141,094	1.05%	12.14%	to	11.07%
Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)
2021	0.95%	to	1.50%	23,390	45.34	to	41.10	1,007,718	0.20%	22.01%	to	21.33%
2020	0.95%	to	1.50%	25,171	37.16	to	33.87	890,730	0.41%	18.08%	to	17.42%
2019	0.95%	to	1.50%	44,276	31.47	to	28.85	1,341,970	0.49%	24.44%	to	23.75%
2018	0.95%	to	1.50%	48,027	25.29	to	23.31	1,172,452	0.24%	-6.87%	to	-7.39%
2017	0.95%	to	1.50%	55,596	27.16	to	25.17	1,460,320	0.44%	17.27%	to	16.62%
Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)
2021	1.30%			14,898	15.23			226,948	2.98%	-0.39%
2020	1.30%			15,737	15.29			240,673	2.93%	2.15%
2019	1.30%			15,767	14.97			236,045	2.62%	2.66%
2018	1.30%			18,154	14.58			264,744	2.01%	-0.21%
2017	1.30%			21,569	14.61			315,191	1.38%	-0.56%
Neuberger Berman Large Cap Value Fund - Investor Class (PF)
2021	1.30%			28,427	104.42			2,968,466	1.21%	26.45%
2020	1.30%			30,399	82.58			2,510,359	1.60%	12.99%
2019	1.30%			33,496	73.09			2,448,168	1.80%	22.33%
2018	1.30%			35,961	59.75			2,148,631	1.62%	-2.23%
2017	1.30%			40,916	61.11			2,500,429	1.21%	11.93%
PIMCO Total Return Fund: Class A (PMTRA)
2021	0.95%	to	1.65%	49,074	23.70	to	20.38	1,089,100	1.96%	-2.12%	to	-2.81%
2020	0.95%	to	1.65%	62,542	24.21	to	20.97	1,420,587	2.14%	7.47%	to	6.71%
2019	0.95%	to	1.80%	64,422	22.53	to	19.08	1,373,239	3.48%	6.87%	to	5.95%
2018	0.95%	to	1.80%	66,710	21.08	to	18.01	1,336,418	2.73%	-1.55%	to	-2.40%
2017	0.95%	to	1.80%	75,694	21.41	to	18.46	1,545,824	2.27%	3.75%	to	2.86%
Putnam Growth Opportunities Fund - Class A (PUGOA)
2021	0.95%	to	1.50%	4,318	30.55	to	29.64	129,793	0.00%	21.36%	to	20.69%
2020	0.95%	to	1.50%	4,323	25.17	to	24.56	107,372	0.00%	37.09%	to	36.33%
2019	0.95%	to	1.50%	3,883	18.36	to	18.01	70,634	0.00%	35.13%	to	34.38%
2018	0.95%	to	1.50%	4,083	13.59	to	13.40	55,117	0.00%	1.28%	to	0.71%
2017	0.95%	to	1.50%	3,669	13.42	to	13.31	49,053	0.25%	29.73%	to	29.01%
Putnam International Equity Fund: Class A (PUIGA)
2021	1.45%	to	1.50%	265	24.98	to	24.74	6,618	1.42%	7.19%	to	7.13%
2020	1.45%	to	1.50%	265	23.31	to	23.10	6,175	1.30%	10.12%	to	10.06%
2019	1.45%	to	1.50%	265	21.16	to	20.99	5,607	1.71%	23.68%	to	23.62%
2018	1.45%	to	1.50%	265	17.11	to	16.98	4,534	1.72%	-20.54%	to	-20.58%
2017	1.45%	to	1.50%	265	21.53	to	21.37	5,705	0.36%	24.64%	to	24.58%
Virtus Tactical Allocation Fund - Class A (VRTAA)
2021	1.30%			43,044	16.17			696,062	0.52%	5.20%
2020	1.30%			52,464	15.37			806,440	0.65%	31.28%
2019	1.30%			48,073	11.84			562,648	1.21%	17.04%		*	***
Allspring Common Stock Fund - Class A (SACSA)
2021	0.95%	to	1.90%	101,165	19.73	to	18.59	1,957,054	0.00%	20.42%	to	19.27%
2020	0.95%	to	1.90%	108,334	16.38	to	15.59	1,746,013	0.00%	14.26%	to	13.17%
2019	0.95%	to	1.90%	134,988	14.34	to	13.77	1,908,830	0.01%	25.99%	to	24.78%
2018	0.95%	to	1.90%	151,992	11.38	to	11.04	1,711,553	0.00%	-10.81%	to	-11.67%
2017	0.95%	to	1.90%	168,587	12.76	to	12.50	2,135,604	0.00%	16.44%	to	15.33%
Allspring Growth Fund - Class A (SGRA)
2021	0.95%	to	1.45%	33,490	27.85	to	26.99	921,153	0.00%	6.39%	to	5.85%
2020	0.95%	to	1.45%	36,039	26.18	to	25.50	932,969	0.00%	47.50%	to	46.75%
2019	0.95%	to	1.50%	41,316	17.75	to	17.34	726,397	0.00%	35.79%	to	35.03%
2018	0.95%	to	1.45%	53,322	13.07	to	12.86	691,673	0.00%	-0.82%	to	-1.32%
2017	0.95%	to	1.45%	57,358	13.18	to	13.03	752,060	0.00%	33.32%	to	32.65%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Allspring Classic Value Fund - Administrative Class (WFAIVD)
2021	1.30%			28,341	23.22			658,078	0.85%	22.36%
2020	1.30%			30,225	18.98			573,587	1.36%	-0.09%
2019	1.30%			33,125	18.99			629,180	1.05%	30.84%
2018	1.30%			34,873	14.52			506,253	1.04%	-6.75%
2017	1.30%			43,904	15.57			683,527	0.69%	14.35%
Allspring Enterprise Fund - Class A (WFENAD)
2021	1.10%	to	1.50%	8,340	26.82	to	26.15	219,555	0.00%	1.95%	to	1.54%
2020	1.10%	to	1.50%	8,159	26.30	to	25.76	211,322	0.00%	56.58%	to	55.95%
2019	1.10%	to	1.50%	6,079	16.80	to	16.52	100,888	0.00%	39.12%	to	38.55%
2018	0.95%	to	1.50%	7,187	12.13	to	11.92	86,176	0.00%	-6.93%	to	-7.45%
2017	0.95%	to	1.50%	8,621	13.04	to	12.88	111,417	0.00%	27.29%	to	26.59%
Allspring Large Cap Core Fund - Class A (WFLCCA)
2021	0.95%	to	1.45%	5,200	20.37	to	19.74	103,796	0.25%	29.74%	to	29.08%
2020	0.95%	to	1.45%	7,430	15.70	to	15.29	114,815	1.06%	7.05%	to	6.51%
2019	0.95%	to	1.45%	8,525	14.66	to	14.36	123,417	1.73%	26.42%	to	25.78%
2018	0.95%	to	1.45%	9,994	11.60	to	11.41	114,783	0.83%	-9.60%	to	-10.06%
2017	0.95%	to	1.45%	10,573	12.83	to	12.69	134,768	0.91%	22.06%	to	21.44%
Allspring Large Cap Growth Fund - Class A (WFLGA)
2021	1.30%			121,165	24.10			2,919,601	0.00%	14.13%
2020	1.30%			149,538	21.11			3,157,170	0.00%	30.44%
2019	1.30%			152,808	16.19			2,473,272	0.00%	30.98%
2018	1.30%			168,676	12.36			2,084,407	0.00%	-0.68%
2017	1.30%			192,578	12.44			2,396,121	0.00%	31.20%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2021

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021, in accordance with the statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 of the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

March 18, 2022

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$37,931	$37,207
Stocks	3,016	2,835
Mortgage loans, net of allowance	8,185	7,783
Policy loans	913	888
Derivative assets	64	51
Cash, cash equivalents and short-term investments	636	461
Securities lending collateral assets	170	101
Other invested assets	1,225	955
Total invested assets	$52,140	$50,281
Accrued investment income	577	692
Deferred federal income tax assets, net	618	642
Other assets	125	195
Separate account assets	125,372	114,407
Total admitted assets	$178,832	$166,217

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$42,499	$41,002
Policyholders dividend accumulation	414	430
Asset valuation reserve	610	466
Interest maintenance reserve	17	-
Current federal income taxes payable	161	-
Payable for securities	113	177
Derivative liabilities	31	87
Securities lending payable	171	101
Funds held under coinsurance	1,052	965
Other liabilities	922	967
Accrued transfers from separate accounts	(1,621)	(1,490)
Separate account liabilities	125,372	114,407
Total liabilities	$169,741	$157,112

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	5,989	6,003
Total capital and surplus	$9,091	$9,105
Total liabilities, capital and surplus	$178,832	$166,217

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2021	2020	2019
Revenues
Premiums and annuity considerations	$12,664	$10,637	$10,168
Net investment income	2,231	2,107	1,974
Amortization of interest maintenance reserve	(8)	-	(2)
Other revenues	2,463	2,372	2,312
Total revenues	$17,350	$15,116	$14,452

Benefits and expenses
Benefits to policyholders and beneficiaries	$16,884	$15,013	$14,782
Increase in reserves for future policy benefits and claims	807	1,627	1,501
Net transfers from separate accounts	(3,002)	(3,544)	(3,747)
Commissions	858	646	674
Dividends to policyholders	30	36	38
Reserve adjustment on reinsurance assumed	(151)	(172)	(246)
Other expenses	439	444	417
Total benefits and expenses	$15,865	$14,050	$13,419

Income before federal income tax expense and net realized capital losses on investments	$1,485	$1,066	$1,033
Federal income tax (benefit) expense	(9)	4	(73)

Income before net realized capital losses on investments	$1,494	$1,062	$1,106
Net realized capital (losses) on investments, net of federal income tax expense (benefit) of $59, $(26) and $7 in 2021, 2020 and 2019, respectively, and excluding $15, $(4) and $0 of net realized capital gains (losses) transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	(683)	(575)	(477)
Net income	$811	$487	$629

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of $(29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide
Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091
See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2021	2020	2019

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,661	$10,648	$10,184
Net investment income	2,404	2,034	1,825
Other revenue	2,367	2,664	2,708
Policy benefits and claims paid	(16,735)	(14,886)	(14,778)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,122)	(885)	(847)
Net transfers from separate accounts	2,871	3,620	3,805
Policyholders’ dividends paid	(36)	(38)	(40)
Federal income taxes recovered	121	121	87
Net cash provided by operating activities	$2,531	$3,278	$2,944

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,953	$3,404	$3,547
Stocks	127	37	58
Mortgage loans	1,053	640	910
Other assets	279	905	385
Total investment proceeds	$8,412	$4,986	$4,900
Cost of investments acquired:
Bonds	$(7,744)	$(5,527)	$(6,327)
Stocks	(538)	(517)	(454)
Mortgage loans	(1,441)	(769)	(800)
Derivative assets	(589)	(580)	(687)
Other assets	(594)	(837)	(340)
Total investments acquired	$(10,906)	$(8,230)	$(8,608)
Net (increase) decrease in policy loans	(25)	15	2
Net cash used in investing activities	$(2,519)	$(3,229)	$(3,706)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$-	$400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600
Dividend paid to Nationwide Financials Services, Inc.	(550)	-	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	517	160	(714)
Net change in short-term debt	-	(200)	(162)
Derivative liabilities	(56)	65	2
Other cash provided (used)	252	(169)	93
Net cash provided by (used in) financing activities and miscellaneous	$163	$(144)	$219

Net increase (decrease) in cash, cash equivalents and short-term investments	$175	$(95)	$(543)
Cash, cash equivalents and short-term investments at beginning of year	461	556	1,099
Cash, cash equivalents and short-term investments at end of year	$636	$461	$556
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$277	$799	$592

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2021 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2021 and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2021	2020	2019

Net Income
Statutory Net Income			OH	$811	$487	$629
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	9	-	-
Reserves for indexed annuities	51	4	OH	(20)	-	-
Tax impact	101	4	OH	3	-	-

NAIC SAP				$803	$487	$629

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2021	2020
Surplus
Statutory Capital and Surplus			OH	$9,091	$9,105
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	791	711
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(810)	(523)
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	13	-
Reserves for indexed annuities	51	3,4	OH	(22)	-
Tax impact	101	2,4	OH	2	-
Subsidiary Valuation - NLAIC	51,86,101	2	OH	274	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,272	$9,226

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for pension risk transfer (“PRT”) products have been established in accordance with the CARVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $2.6 billion, $2.3 billion and $2.2 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2021, 2020 and 2019, respectively. The Company guaranteed after-tax benefits to the third-party investors through periods ending in 2038. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.5 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2021 and 2020, and 50% of the number of life insurance policies in force in 2021 and 2020. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2021 and 2020.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses to in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus. The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through March 18 2022, the date the statutory financial statements were issued.

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, the operations of HLIC merged with and into NLAIC, with NLAIC continuing as the surviving entity. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,815	$29,445
Supplemental contracts with life contingencies, net	15	16
Deposit-type contracts	3,799	3,282
Subtotal	$33,629	$32,743
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$96,412	$88,378
Other contract deposit funds	20	16
Subtotal	$96,432	$88,394
Total annuity actuarial reserves and deposit fund liabilities, net	$130,061	$121,137

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Life Insurance, net	$8,986	$8,400
Accidental death benefits, net	1	1
Disability - active lives, net	13	12
Disability - disabled lives, net	51	51
Miscellaneous reserves, net	29	26
Subtotal	$9,080	$8,490
Separate accounts annual statement:
Life insurance[1]	$27,788	$24,884
Miscellaneous reserves	6	9
Subtotal	$27,794	$24,893
Total life actuarial reserves, net	$36,874	$33,383
1

In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life. In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of 302 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2021:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	109
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B /P / U	55
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	24
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	27
K&K Insurance Group, Inc.	35-1003799	Not Exclusive	Accident & health	C / CA / B / P / U	12
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	12
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	22
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	4
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	24
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	78
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	5
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	61
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	10
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$79,416	$-	$71,875	$-
Group annuities	18,091	-	17,550	-
Life insurance	27,865	-	24,982	-
Total	$125,372	$-	$114,407	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$-	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$-	$2,368	$146	$121,404	$123,918
Amortized cost	-	308	-	-	308
Total reserves	$-	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$-	$2,368	$146	$-	$2,514
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	-	308	-	9	317
Subtotal	$-	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	-	88	88
Total reserves[1]	$-	$2,676	$146	$121,404	$124,226
1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288

1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,309	$5,809	$6,142
Transfers from separate accounts	(10,860)	(8,921)	(9,470)
Net transfers from separate accounts	$(2,551)	$(3,112)	$(3,328)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(552)	(337)	(321)
Fees not included in general account transfers	68	(67)	(68)
Other miscellaneous adjustments not included in the general account balance	33	(28)	(30)
Transfers as reported in the statutory statements of operations	$(3,002)	$(3,544)	$(3,747)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517

December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

1

Excludes affiliated common stocks with a carrying value of $2.7 billion and $2.6 billion as of December 31, 2021 and 2020, respectively. Affiliated common stocks include investment in NLAIC and JNF of $2.6 billion and $186 million as of December 31, 2021, respectively, and $2.4 billion and $180 million as of December 31, 2020, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,376	$1,398
Due after one year through five years	7,602	8,013
Due after five years through ten years	9,671	10,182
Due after ten years	13,317	15,531
Total bonds excluding loan-backed and structured securities	$31,966	$35,124
Loan-backed and structured securities	5,965	6,118
Total bonds	$37,931	$41,242

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

December 31, 2020
Bonds:
U.S. Government	$-	$-	$-	$-	$-	$-
States, territories and possessions	1	-	-	-	1	-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	$21	$4	$-	$-	$21	$4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total unaffiliated stocks	$30	$4	$-	$-	$30	4
Total bonds and unaffiliated stocks	$2,135	$46	$1,278	$61	$3,413	$107

As of December 31, 2021, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Amortized cost:
Loans with non-specific reserves	$8,219	$7,819
Loans with specific reserves	9	12
Total amortized cost	$8,228	$7,831
Valuation allowance:
Non-specific reserves	$42	$45
Specific reserves	1	3
Total valuation allowance[1]	$43	$48
Mortgage loans, net of allowance	$8,185	$7,783

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2021, 2020, and 2019 were immaterial.

As of December 31, 2021 and 2020, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	2.22	0.90	2.21
Weighted average LTV ratio	58%	94%	59%	59%	78%	59%

December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

1	Excludes $87 million and $85 million of commercial mortgage loans that were under development as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company has a diversified mortgage loan portfolio with no more than 24%, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2021 were 4.1% and 1.9%, respectively, and for those originated or acquired during 2020 were 4.3% and 1.9%, respectively. As of December 31, 2021 and 2020, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2021 and 2020, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $547 million and $244 million as of December 31, 2021 and 2020, respectively. The Company held $170 million and $101 million of cash collateral on securities lending as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $173 million and $103 million as of December 31, 2021 and 2020, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $388 million and $148 million of non-cash collateral on securities lending as of December 31, 2021 and 2020, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Bonds	$1,417	$1,419	$1,408
Mortgage loans	358	339	353
Other invested assets	499	384	225
Policy loans	43	43	45
Derivative instruments[1]	31	25	23
Other	12	16	28
Gross investment income	$2,360	$2,226	$2,082
Investment expenses	(129)	(119)	(108)
Net investment income	$2,231	$2,107	$1,974

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2021	2020	2019
Gross gains on sales	$106	$36	$71
Gross losses on sales	(32)	(42)	(21)
Net realized gains (losses) on sales	$74	$(6)	$50
Net realized derivative losses[1]	(679)	(521)	(515)
Other-than-temporary impairments	(4)	(78)	(5)
Total net realized losses	$(609)	$ (605)	$(470)
Tax expense (benefit) on net losses	59	(26)	7
Net realized capital losses, net of tax	$(668)	$(579)	$(477)
Less: Realized losses transferred to the IMR	15	(4)	-
Net realized capital losses, net of tax and transfers to the IMR	$(683)	$(575)	$(477)

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $793 million and $483 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, there were $89 million and $21 million of commitments to purchase private placement bonds and $0 and $114 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2021 and 2020, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1

December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total derivatives¹	$4,873	$(37)	$75	$(50)	$(1)
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Of the $102 million and $75 million of fair value of derivative assets as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company received $92 million and $35 million of cash collateral and $17 million and $22 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Of the $13 million and $50 million of fair value of derivative liabilities as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company posted $0 and $28 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $171 million and $280 million as of December 31, 2021 and 2020, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2021	2020	2019	2021	2020	2019
Options	$-	$-	$3	$-	$(1)	$4
Cross currency swaps	1	4	(1)	69	(102)	(13)
Futures	(680)	(525)	(517)	27	1	(169)
Total	$(679)	$(521)	$(515)	$96	$(102)	$(178)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In operations	-	-	-	-	-
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	$56

Preferred stocks unaffiliated transfers into Level 3 are primarily related to the Company’s adoption of SSAP No. 32R. Refer to Note 2 for more information.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	60

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2021
Assets:
Bonds[1,2,3]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

December 31, 2020
Assets:
Bonds[3]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$2,097	$2,097	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$2,097	$2,145	$2,162

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

2	The Company changed to a pricing service for certain investments in 2021. The service incorporates a proprietary input which resulted in these investments being classified in Level 3.
3	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2021	2020	Change
Adjusted gross deferred tax assets	$789	$786	$3
Total deferred tax liabilities	(88)	(103)	15
Net deferred tax assets	$701	$683	$18
Less: Tax effect of unrealized gains			(30)
Less: Prior period adjustment			(2)
Change in deferred income tax			$50

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $1.3 billion.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion as of December 31, 2021 and 2020. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,125% and 1,176% as of December 31, 2021 and 2020, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2021 and 2020.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2021	2020	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$90	$108	$(18)
Investments	128	116	12
Deferred acquisition costs	214	202	12
Policyholders’ dividends accumulation	4	5	(1)
Compensation and benefits accrual	11	10	1
Tax credit carry-forward	299	316	(17)
Other	13	13	-
Subtotal	$759	$770	$(11)
Nonadmitted	(71)	(41)	(30)
Admitted ordinary deferred tax assets	$688	$729	$(41)
Capital:
Investments	30	16	14
Subtotal	$30	$16	$14
Nonadmitted	(12)	-	(12)
Admitted capital deferred tax assets	$18	$16	$2
Admitted deferred tax assets	$706	$745	$(39)

Deferred tax liabilities
Ordinary:
Investments	$(12)	$(2)	$(10)
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(38)	(57)	19
Deferred acquisition costs	(14)	(28)	14
Marketing allowance and trail commission	(10)	-	(10)
Other	(1)	(1)	-
Subtotal	$(81)	$(94)	$13
Capital:
Investments	(7)	(9)	2
Subtotal	$(7)	$(9)	$2
Deferred tax liabilities	$(88)	$(103)	$15
Net deferred tax assets	$618	$642	$(24)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Current income tax (benefit) expense	$50	$(22)	$(66)
Change in deferred income tax (without tax on unrealized gains and losses)	(50)	(41)	29
Total income tax (benefit) reported	$-	$(63)	$(37)

Income before income and capital gains taxes	$861	$465	$563
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$181	$98	$118
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(137)	(117)	(101)
Change in tax reserves	-	16	-
Tax credits	(47)	(48)	(53)
Loss carryback rate differential	-	(10)	-
Other	3	(2)	(1)
Total income tax (benefit) reported	$-	$(63)	$(37)

The Company incurred $10 million in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in millions)	Amount	Origination	Expiration
Business credits	$15	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$27	2021	2041

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The Company participated in a commercial paper program with a limit of $750 million, which was terminated in 2021. There were no amounts outstanding under the program as of December 31, 2020.

As of December 31, 2020, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired in March 2021. As of December 31, 2020, the Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expired February 4, 2022, that allowed the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities. As of December 31, 2021, the Company had $3.6 billion in eligible collateral and no amounts outstanding under the agreement. In February 2022, this agreement was extended through February 3, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2021 and 2020.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2021 and 2020.

The amount of interest paid on short-term debt was immaterial in 2021, 2020 and 2019.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $25 million and $30 million in membership stock as of December 31, 2021 and 2020, respectively. As part of the agreement, the Company purchased and held an additional $118 million and $58 million in activity stock as of December 31, 2021 and 2020, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.7 billion and $2.1 billion as of December 31, 2021 and 2020, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $3.1 billion (1.7 % of total admitted assets) as of December 31, 2021 and $2.4 billion (1.5% of total admitted assets) as of December 31, 2020, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2021
12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-
The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2021, 2020 and 2019 included premiums of $607 million, $627 million and $529 million, respectively, benefits and claims, net of third party reinsurance recoveries of $8 million, $23 million, and $17 million respectively, net investment earnings on funds withheld assets of $40 million, $49 million and $33 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2021 and 2020, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.1 billion and $965 million, respectively, which consists of bonds and cash equivalents that had a carrying value of $954 million and $856 million, respectively, and mortgage loans that had a carrying value of $98 million and $108 million, respectively. As of December 31, 2021 and 2020, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $50 million and $65 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $204 million and $402 million as of as of December 31, 2021 and December 31, 2020, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $281 million and $279 million for the years ended December 31, 2021, 2020 and 2019, respectively, while benefits, claims and expenses ceded were $257 million, $260 million and $273 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2021, 2020 and 2019 and include premiums of $10 million, $12 million and $14 million, respectively, net investment income of $42 million, $46 million and $49 million, respectively, and benefits, claims and other expenses of $147 million, $171 million and $251 million, respectively. The reserve adjustment for 2021, 2020 and 2019 of $(151) million, $(172) million and $(246) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $985 million and $1.1 billion as of December 31, 2021 and 2020, respectively, and amounts payable related to this agreement were $8 million for the years ended December 31, 2021 and 2020.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $35 million and $37 million as of December 31, 2021 and 2020, respectively. Total premiums assumed under this treaty were $12 million, $8 million and $11 million during 2021, 2020 and 2019, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $155 million and $158 million as of December 31, 2021 and 2020, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2021 and 2020 were $382 million and $420 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2021. Total reserve credits taken on these contracts as of December 31, 2021 and 2020 totaled $96 million and $100 million for each year, from SBL, $32 million and $44 million, respectively, from SGLAR and $29 million and $36 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC and NSC totaling $288 million, $281 million and $220 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.8 billion, $3.7 billion and $3.5 billion as of December 31, 2021, 2020 and 2019, respectively. Total revenues from these contracts were $121 million, $122 million and $120 million for the years ended December 31, 2021, 2020 and 2019, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $113 million, $115 million and $112 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC of $12 million, $13 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $2 million, and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2021, 2020 and 2019, customer allocations to NFG funds totaled $76.8 billion, $69.2 billion and $66.8 billion, respectively. For the years ended December 31, 2021, 2020 and 2019, NFG paid the Company $265 million, $229 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $509 million and $551 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, amounts on deposit with NCMC were comprised of $483 million and $547 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2021, 2020 and 2019 was $74 million, $69 million and $71 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to July 2041. As of December 31, 2021 and 2020, the Company had mortgage loans outstanding of $358 million and $414 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2021 and 2020, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2021 and 2020, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2021, 2020 and 2019 were immaterial.

During 2019, the Company received capital contributions of $600 million from NFS. In March 2022, the Company received a capital contribution of $50 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2021, 2020 and 2019, the Company paid capital contributions of $400 million, $500 million and $400 million, respectively, to NLAIC. During 2022, the Company paid additional capital contributions totaling $100 million to NLAIC through the subsequent event date.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2021 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively.

During 2021 and 2020 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income as of December 31, 2020. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC, an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $71 million and $90 million as of December 31, 2021 and 2020, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2021 and 2020 were approximately $7 million and $8 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. No dividends were paid by the Company to NFS for the years ended December 31, 2020 and 2019. The Company’s statutory capital and surplus as of December 31, 2021, was $9.1 billion and statutory net income for 2021 was $811 million. As of January 1, 2022, the Company has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	117	139	117
	Obligations of states and political subdivisions	3,506	4,089	3,506
	Foreign governments	197	200	197
	Public utilities	3,722	4,037	3,715
	All other corporate, mortgage-backed and asset-backed securities	30,420	32,776	30,394
	Total fixed maturity securities	$37,964	$41,243	$37,931
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	56	59	59
	Industrial, miscellaneous and all other	168	167	167
	Nonredeemable preferred stocks	45	50	50
	Total equity securities[1]	$269	$276	$276
	Mortgage loans[2]	8,229		8,185
	Short-term investments	636		636
	Policy loans	914		913
	Other long-term investments[3]	1,323		1,324
	Total invested assets	$49,335		$49,265
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.7 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $134 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176

Total		$42,499			$12,664

2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637

2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169

Total	$2,231	$17,999		$439

2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV    Reinsurance

As of December 31, 2021, 2020 and 2019 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)		1
Total	$2,069	$(584)	$12	$1,497

2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 27. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 002-58043) and hereby incorporated by reference.
d)	The form of the variable annuity contract – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
e)	Variable Annuity Application – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)	Not Applicable.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "amcentfpa99h2"
2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "dreyfusfpa99h3.htm"
3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "fidifpa99h5.htm"
4)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "frankfpa99h8.htm"
5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
6)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "oppenfpa99h14.htm"
7)	Fund Participation Agreement with Aberdeen Fund Distributors LLC, dated June 17, 2008, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "aberdeenfpa.htm"

8)	Financial Support Agreement with AIM Distributors, Inc., dated January 1, 2005, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "invescofpa.htm"
9)	Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "americancenturyfpa.htm"
10)	Fund Participation Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P., dated July 1, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "delawareretailfpa"
11)	Restated Service Agreement with the Dreyfus Corporation and Dreyfus Service Corporation, dated June 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "dreyfusfpa.htm"
12)	Dealer Agreement with Federated Securities Corp., dated October 26, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "federatedfpa.htm"
13)	Fund Participation Agreement with Fidelity Distributors Corporation, dated September 1, 1992, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "fidelityfpa.htm"
14)	Master Shareholder Services Agreement with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC, dated October 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "franklintempletonfpa.htm"
15)	Fund Participation Agreement with Gartmore Mutual Fund Capital Trust, Gartmore Morley Capital Management, Inc., Gartmore Distribution Services, Inc. and Gartmore Mutual Funds, dated October 1, 2002, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "nationwidefpa.htm"
16)	Fund Participation Agreement with Janus Distributors LLC and Janus Services LLC, dated July 23, 2009, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "janusfpa.htm"
17)	Fund Participation Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, dated May 3, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "lazardretailfpa.htm"
18)	Administrative Services Agreement with Neuberger Berman Management Inc., dated January 1, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "neubergerbermanfpa.htm"
19)	Retirement Plan Service Provider Agreement with OppenheimerFunds, Distributor, Inc., OppenheimerFunds, Inc. and OppenheimerFunds Services, dated February 27, 2009, with post effective amendment number 55 of registration statement (002-58043) under document "oppenheimerfpa.htm"
20)	Fund Participation Agreement with Phoenix Equity Planning Corporation, dated March 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "virtusfpa.htm"
21)	Fund Participation Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust, dated July 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "wellsfargofpa.htm"
22)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
i)	Form of Administrative Contracts
The following administrative contracts were previously filed and are hereby incorporated by reference.

1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document amcentasa99i2.htm
2)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to registration statement (333-140608) under document dreyfusasa99i3.htm
3)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to registration statement (333-140608) under document fidiiiasa99i5a.htm
4)	Service Contract with Fidelity Distributors Corporation dated April 1, 2002, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to registration statement (333-140608) under document fidiiiasa99i5b.htm
5)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to registration statement (333-140608) under document frankasa99i6.htm
6)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 , filed on July 17, 2007 with pre-effective amendment number 1 to registration statement (333-140608) as document aimasa99i1a.htm
7)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005, filed on July 17, 2007 with pre-effective amendment number 1 to the registration statement (333-140608) as document aimasa99i1b.htm
8)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 filed on July 17, 2007 with pre-effective amendment number 1 to the registration statement (333-140608) as document janusasa99i7.htm
9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to the registration statement (333-140608) as document nwasa99i10.htm
10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007, as amended, filed on July 17, 2007 with pre-effective amendment number 1 to the registration statement (333-140608) as document nwfpa99h12b.htm
The following administrative contracts are attached hereto.
11)	Fund Agreement with Aberdeen Fund Distributors LLC dated June 17, 2008, as amended. Portions of this exhibit have been redacted.
12)	Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended. Portions of this exhibit have been redacted.
13)	Restated Service Agreement with The Dreyfus Corporation and Dreyfus Service Corporation dated June 1, 2003, as amended. Portions of this exhibit have been redacted.
14)	Fund Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P. dated July 1, 2004, as amended. Portions of this exhibit have been redacted.
15)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006, as amended. Portions of this exhibit have been redacted.
16)	Selling Dealer Agreement with Fidelity Distributors Corporation dated January 2, 1997, as amended. Portions of this exhibit have been redacted.
17)	Letter agreement with Franklin Templeton Investor Services, LLC dated January 31, 2013. Portions of this exhibit have been redacted.
18)	Letter agreement with Franklin Templeton Distributors Inc. dated October 18, 2012, as amended. Portions of this exhibit have been redacted.

19)	Master Shareholder Services Agreement for the Franklin Templeton Funds with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC dated October 1, 2007, as amended. Portions of this exhibit have been redacted.
20)	Shareholder Service Agreement with AIM Distributors, Inc. dated May 28, 1997. Portions of this exhibit have been redacted.
21)	Sub-Accounting Agreement with AIM Distributors Inc. dated January 1, 2002, as amended. Portions of this exhibit have been redacted.
22)	Fund Agreement with Janus Distributors LLC and Janus Services LLC dated July 23, 2009, as amended. Portions of this exhibit have been redacted.
23)	Fund Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, as amended. Portions of this exhibit have been redacted.
24)	Dealer Agreement with MFS Fund Distributors, Inc. dated [unknown]. Portions of this exhibit have been redacted.
25)	Fund Agreement with MFS Fund Distributors, Inc. dated October 31, 2003, as amended. Portions of this exhibit have been redacted.
26)	Retirement Plans Administrative Services Agreement with Nationwide Fund Management LLC dated December 29, 2016, as amended. Portions of this exhibit have been redacted.
27)	Retirement Plans Mutual Fund Selling Agreement with Nationwide Fund Distributors LLC dated December 29, 2016, as amended. Portions of this exhibit have been redacted.
28)	Administrative Services Agreement with Neuberger Berman Management Inc. dated January 1, 2006, as amended. Portions of this exhibit have been redacted.
29)	Sales Agreement with Phoenix Equity Planning Corporation (Virtus) dated January 19, 1999. Portions of this exhibit have been redacted.
30)	Fund Agreement with Phoenix Equity Planning Corporation (Virtus) dated March 7, 2007, as amended. Portions of this exhibit have been redacted.
31)	Fund Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust dated July 1, 2003, as amended. Portions of this exhibit have been redacted.
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
l)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)	Not Applicable.
n)	Not Applicable.
o)	Form of Initial Summary Prospectus – Attached hereto.
99)	Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.

Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable

Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact